Exhibit 99

MONTHLY SERVICER’S CERTIFICATE

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc. (“TRS”), as Servicer pursuant to the Fourth Amended and Restated Pooling and Servicing Agreement, dated as of April 1, 2018 (as amended and restated and as otherwise amended and supplemented, the “Pooling and Servicing Agreement”), among TRS, American Express Receivables Financing Corporation III LLC, as transferor (the “Transferor”), and The Bank of New York Mellon, as trustee (the “Trustee”), does hereby certify as follows:

1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on October 15, 2018 and covers activity from September 01, 2018 through September 30, 2018.

5.

As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 10th day of October.

AMERICAN EXPRESS TRAVEL RELATED
SERVICES COMPANY, INC., as Servicer

By:	/s/ Morey J. Carlson
Name:	Morey J. Carlson
Title:	Director
ABS Operations

A.	Trust Activity

Trust Totals
Record Date	September 30, 2018
Number of days in Monthly Period	30
Beginning Number of Accounts	12,752,853
Beginning Principal Receivable Balance, including any
Additions, Removals, or Adjustments of Principal
Receivables during the Monthly Period	23,038,366,800.79
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
c. Adjustments to Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	23,038,366,800.79
Finance Charge Collections (excluding Recoveries)	438,037,469.45
Collections of Discount Option Receivables	0.00
Recoveries	12,465,893.90
Total Collections of Finance Charge Receivables	450,503,363.35
Total Collections of Principal Receivables	7,543,558,123.75
Monthly Payment Rate	32.7435%
Defaulted Amount	36,868,578.44
Annualized Default Rate	1.9576%
Annualized Default Rate, Net of Recoveries	1.2957%
Trust Portfolio Yield	21.8442%
New Principal Receivables	7,456,721,965.28
Ending Number of Accounts	12,499,212
Ending Principal Receivables Balance	22,914,662,063.88
Ending Required Minimum Principal Balance	22,385,171,470.00
Ending Transferor Amount	1,993,941,063.88
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	22,914,662,063.88
Ending Total Receivables	23,739,054,637.48

B.	Series Allocations

	Invested Amount	Adjusted Invested Amount	Principal Funding Account Balance	Series Required Transferor Amount	Series Allocation Percentage	Series Allocable Finance Charge Collections	Series Allocable Recoveries	Series Allocable Principal Collections	Series Allocable Defaulted Amount
Group 1
2017-1	2,628,573,000.00	2,628,573,000.00	0.00	184,000,110.00	12.56%	56,603,258.43	1,566,270.69	947,806,397.69	4,632,333.17
2017-3	1,942,863,000.00	1,942,863,000.00	0.00	136,000,410.00	9.29%	41,837,292.13	1,157,681.13	700,554,247.96	3,423,906.71
2017-4	1,828,573,000.00	1,828,573,000.00	0.00	128,000,110.00	8.74%	39,376,190.08	1,089,579.90	659,343,753.45	3,222,493.48
2017-6	2,000,000,000.00	2,000,000,000.00	0.00	140,000,000.00	9.56%	43,067,670.88	1,191,726.99	721,156,610.59	3,524,599.22
2017-7	857,143,000.00	857,143,000.00	0.00	60,000,010.00	4.10%	18,457,576.31	510,740.22	309,067,170.34	1,510,542.77
2018-1	1,142,860,000.00	1,142,860,000.00	0.00	80,000,200.00	5.46%	24,610,159.17	680,988.55	412,090,521.99	2,014,061.73
2018-2	571,430,000.00	571,430,000.00	0.00	40,000,100.00	2.73%	12,305,079.59	340,494.28	206,045,261.00	1,007,030.87
2018-4	1,028,573,000.00	1,028,573,000.00	0.00	72,000,110.00	4.92%	22,149,121.72	612,889.10	370,881,109.21	1,812,653.80
2018-6	1,342,859,000.00	1,342,859,000.00	0.00	94,000,130.00	6.42%	28,916,904.73	800,160.65	484,205,822.47	2,366,519.89
2018-8	914,287,000.00	914,287,000.00	0.00	64,000,090.00	4.37%	19,688,105.81	544,790.25	329,672,057.01	1,611,247.62

Total	14,257,161,000.00	14,257,161,000.00	0.00	998,001,270.00	68.15%	307,011,358.85	8,495,321.76	5,140,822,951.71	25,125,389.26
Group 2

2012-A	0.00	0.00	0.00	0.00	0.00%	0.00	0.00	0.00	0.00
2013-2	714,286,000.00	714,286,000.00	0.00	50,000,020.00	3.41%	15,381,317.18	425,616.95	257,556,035.38	1,258,785.94
2014-1	1,488,096,000.00	1,488,096,000.00	0.00	104,166,720.00	7.11%	32,044,414.39	886,702.08	536,575,133.80	2,622,471.00
2017-2	804,599,000.00	804,599,000.00	0.00	56,321,930.00	3.85%	17,326,102.46	479,431.17	290,120,943.86	1,417,944.50
2017-5	574,715,000.00	574,715,000.00	0.00	40,230,050.00	2.75%	12,375,818.24	342,451.69	207,229,760.73	1,012,820.02
2017-8	632,184,000.00	632,184,000.00	0.00	44,252,880.00	3.02%	13,613,346.23	376,695.37	227,951,835.36	1,114,097.62
2018-3	574,715,000.00	574,715,000.00	0.00	40,230,050.00	2.75%	12,375,818.24	342,451.69	207,229,760.73	1,012,820.02
2018-5	689,656,000.00	689,656,000.00	0.00	48,275,920.00	3.30%	14,850,938.82	410,940.83	248,674,991.72	1,215,380.50
2018-7	603,451,000.00	603,451,000.00	0.00	42,241,570.00	2.88%	12,994,614.53	359,574.42	217,591,338.91	1,063,461.46
2018-9	574,715,000.00	574,715,000.00	0.00	40,230,050.00	2.75%	12,375,818.24	342,451.69	207,229,760.73	1,012,820.02

Total	6,656,417,000.00	6,656,417,000.00	0.00	465,949,190.00	31.82%	143,338,188.33	3,966,315.89	2,400,159,561.22	11,730,601.08
Other

2016-E-II	7,143,000.00	7,143,000.00	0.00	500,010.00	0.03%	153,816.19	4,256.25	2,575,610.83	12,588.11

Total	7,143,000.00	7,143,000.00	0.00	500,010.00	0.03%	153,816.19	4,256.25	2,575,610.83	12,588.11

Trust	20,920,721,000.00	20,920,721,000.00	0.00	1,464,450,470.00	100.00%	450,503,363.37	12,465,893.90	7,543,558,123.76	36,868,578.45

C.	Group Allocations (1)

	Invested Amount	Investor Finance Charge Collections	Investor Monthly Interest	Investor Default Amount	Investor Monthly Fees	Investor Additional Amounts	Total	Reallocated Investor Finance Charge Collections	Investment Funding Account Proceeds	Available Excess
Group 1
2017-1	2,628,573,000.00	51,400,387.34	4,129,049.46	4,206,537.32	4,380,955.00	0.00	12,716,541.78	50,796,635.23	0.00	38,080,093.45
2017-3	1,942,863,000.00	37,991,682.47	2,802,173.57	3,109,187.28	3,238,105.00	0.00	9,149,465.85	37,295,689.90	0.00	28,146,224.05
2017-4	1,828,573,000.00	35,756,800.55	2,448,382.57	2,926,287.60	3,047,621.67	0.00	8,422,291.84	34,912,798.56	0.00	26,490,506.72
2017-6	2,000,000,000.00	39,108,966.99	3,316,666.67	3,200,624.31	3,333,333.34	0.00	9,850,624.32	38,824,591.14	0.00	28,973,966.82
2017-7	857,143,000.00	16,760,988.64	1,636,785.69	1,371,696.36	1,428,571.67	0.00	4,437,053.72	16,854,470.14	0.00	12,417,416.42
2018-1	1,142,860,000.00	22,348,037.00	2,471,909.70	1,828,932.75	1,904,766.67	0.00	6,205,609.12	22,762,202.98	0.00	16,556,593.86
2018-2	571,430,000.00	11,174,018.51	1,392,621.82	914,466.38	952,383.33	0.00	3,259,471.53	11,537,768.46	0.00	8,278,296.93
2018-4	1,028,573,000.00	20,113,213.75	2,491,288.45	1,646,037.88	1,714,288.34	0.00	5,851,614.67	20,752,534.66	0.00	14,900,919.99
2018-6	1,342,859,000.00	26,258,914.15	3,330,708.10	2,148,993.58	2,238,098.33	0.00	7,717,800.01	27,171,776.07	0.00	19,453,976.06
2018-8	914,287,000.00	17,878,410.06	1,650,735.45	1,463,144.60	1,523,811.66	0.00	4,637,691.71	17,882,952.31	0.00	13,245,260.60

Total	14,257,161,000.00	278,791,419.46	25,670,321.48	22,815,908.06	23,761,935.01	0.00	72,248,164.55	278,791,419.45	0.00	206,543,254.90

Group 2
2012-A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2013-2	714,286,000.00	13,967,493.79	1,390,592.23	1,143,080.57	1,190,476.67	0.00	3,724,149.47	14,022,548.37	0.00	10,298,398.90
2014-1	1,488,096,000.00	29,098,948.67	2,819,235.08	2,381,418.12	2,480,160.00	0.00	7,680,813.20	29,135,813.31	0.00	21,455,000.11
2017-2	804,599,000.00	15,733,517.86	1,601,679.38	1,287,609.56	1,340,998.33	0.00	4,230,287.27	15,830,796.67	0.00	11,600,509.40
2017-5	574,715,000.00	11,238,254.99	1,112,914.26	919,723.40	957,858.33	0.00	2,990,495.99	11,276,594.73	0.00	8,286,098.74
2017-8	632,184,000.00	12,362,031.60	1,098,278.13	1,011,691.74	1,053,640.00	0.00	3,163,609.87	12,278,282.44	0.00	9,114,672.57
2018-3	574,715,000.00	11,238,254.99	1,086,965.91	919,723.40	957,858.33	0.00	2,964,547.64	11,250,646.38	0.00	8,286,098.74
2018-5	689,656,000.00	13,485,866.87	1,316,304.84	1,103,664.88	1,149,426.67	0.00	3,569,396.39	13,512,686.04	0.00	9,943,289.65
2018-7	603,451,000.00	11,800,172.62	1,163,292.05	965,709.97	1,005,751.66	0.00	3,134,753.68	11,835,160.96	0.00	8,700,407.28
2018-9	574,715,000.00	11,238,254.99	856,587.03	919,723.40	957,858.33	0.00	2,734,168.76	11,020,267.50	0.00	8,286,098.74

Total	6,656,417,000.00	130,162,796.38	12,445,848.91	10,652,345.04	11,094,028.32	0.00	34,192,222.27	130,162,796.40	0.00	95,970,574.13

Trust Total	20,913,578,000.00	408,954,215.84	38,116,170.39	33,468,253.10	34,855,963.33	0.00	106,440,386.82	408,954,215.85	0.00	302,513,829.03

	Group Investor Finance Charge Collections	Group Expenses	Group Reallocable Investor Finance Charge Collections
Group 1	278,791,419.46	72,248,164.55	206,543,254.91
Group 2	130,162,796.38	34,192,222.27	95,970,574.11

(1)

Series 2009-D-II, Series 2016-E-I and Series 2016-E-II do not share in group allocations with other series. Therefore, certain figures set forth in section “B. Series Allocations” above, which include Series 2009-D-II, Series 2016-E-I and Series 2016-E-II, will not equal the corresponding figures set forth in this section “C. Group Allocations.”

D.	Trust Performance

Delinquencies:

	Dollar Amount	Percentage of Ending Total Receivables	Number of Accounts	Percentage of Total Number of Accounts
31-60 Days Delinquent	69,101,713	0.29%	10,735	0.09%
61-90 Days Delinquent	46,575,407	0.20%	5,933	0.05%
91-120 Days Delinquent	39,025,424	0.16%	4,933	0.04%
120+ Days Delinquent	64,674,069	0.27%	7,824	0.06%
Total 30+ Days Delinquent	219,376,613	0.92%	29,425	0.24%

Loss Experience:

Ending Principal Receivables Balance	22,914,662,063.88
Defaulted Amount	36,868,578.44
Recoveries	12,465,893.90
Net Default Amount	24,402,684.54
Annualized Default Rate	1.96%
Annualized Recovery Rate	0.66%
Annualized Default Rate, Net of Recoveries	1.30%
Number of Accounts Experiencing a Loss	7,107
Number of Accounts Experiencing a Recovery	31,821
Average Net Default Amount per Account Experiencing a Loss	3,433.61

E.	Repurchases and Replacements

Information required by Rule 15Ga-1(a) concerning the Trust:

No activity to report for reporting period.

Most recent Form ABS-15G:

Form ABS-15G filed on February 09, 2018 under CIK number 0001283434

F.	Asset Review

Information required by Item 1121(d)(1) of Regulation AB concerning the Trust:

No activity to report for reporting period.

Information required by Item 1121(d)(2) of Regulation AB concerning the Trust:

There has been no change to the Asset Representation Reviewer during the reporting period.

G.	Investor Communication

Information required by Item 1121(e) of Regulation AB concerning the Trust:

No activity to report for reporting period.

H.	Credit Risk Retention

	As of the last day of the Monthly Period	As of the last day of the Prior Monthly Period
Required Seller’s Interest Amount	1,028,705,050.00	954,254,950.00
Seller’s Interest Amount	1,993,941,063.88	3,594,742,800.79
Seller’s Interest Percentage	9.69%	18.84%

Series 2012-A Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	0.00	0.00	0.00
Beginning Adjusted Invested Amount	N/A	0.00	N/A
Floating Allocation Percentage	N/A	0.0000%	100.0000%
Principal Allocation Percentage	N/A	0.0000%	100.0000%
Collections of Finance Charge Receivables	0.00	0.00	0.00
Collections of Principal Receivables	0.00	0.00	0.00
Defaulted Amount	0.00	0.00	0.00

Ending Invested Amount / Transferor Amount	0.00	0.00	0.00

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account Withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Increase LIBOR Determination Date	N/A	N/A	N/A
Coupon (9/17/18 to 10/14/18)	N/A	N/A	N/A
Monthly Interest Due	0.00	0.00	0.00	0.00
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	0.00	0.00	0.00	0.00
Investor Default Amount	0.00	0.00	0.00	0.00
Investor Monthly Fees Due	0.00	0.00	0.00	0.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Additional Transaction Costs (not included in Monthly Interest)	0.00	0.00		0.00
Total Due	0.00	0.00	0.00	0.00
Reallocated Investor Finance Charge Collections				0.00
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				0.0000%
Base Rate				0.0000%
Excess Spread Percentage				0.0000%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	0.00	0.00	0.00	0.00
Invested Amount Increases	0.00	0.00	0.00	0.00
Distributions of Interest	0.00	0.00	0.00	0.00
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	0.00	0.00	0.00	0.00
Ending Certificates Balance	0.00	0.00	0.00	0.00

D.	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 certificate principal amount.

	1.	The total amount of the distribution:	$0.00

	2.	The amount of the distribution in respect of Class A Monthly Interest:	$0.00

	3.	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	4.	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	5.	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

	6.	The amount of the distribution in respect of Class A Additional Transaction Costs (not included in Class A Monthly Interest):	$0.00

E.	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	1.	The total amount of Class A Investor Charge-Offs:	$0.00

	2.	The amount of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00

	3.	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	4.	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 certificate principal amount:	$0.00

	5.	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F.	Information regarding distributions in respect of the Class B Certificates per $1,000 certificate principal amount.

	1.	The total amount of the distribution in respect of Class B Certificates:	$0.00

	2.	The amount of the distribution in respect of Class B Monthly Interest:	$0.00

	3.	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	4.	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	5.	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

	6.	The amount of the distribution in respect of Class B Additional Transaction Costs (not included in Class B Monthly Interest):	$0.00

G.	Amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount on such Distribution Date.

	1.	The amount of reductions in Class B Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Class B Invested Amount:	$0.00

	2.	The amount of the reductions in the Class B Invested Amount per $1,000 certificate principal amount:	$0.00

	3.	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	4.	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 certificate principal amount:	$0.00

	5.	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H.	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	1.	The total amount distributed to the Collateral Interest Holder:	$0.00

	2.	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$0.00

	3.	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	4.	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	5.	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$0.00

I.	Amount of reductions in Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount.

	1.	The amount of reductions in the Collateral Invested Amount pursuant to clauses (d), (e), and (f) of the definition of Collateral Invested Amount:	$0.00

	2.	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$0.00

		a.	Class A Monthly Interest	$0.00

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$0.00

		e.	Excess Spread	$0.00

	2.	Class B Available Funds		$0.00

		a.	Class B Monthly Interest	$0.00

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$0.00

	3.	Collateral Available Funds		$0.00

		a.	Excess Spread	$0.00

	4.	Total Excess Spread		$0.00

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		0.0000%

	2.	Series 2012-A Allocable Principal Collections		$0.00

	3.	Principal Allocation Percentage of Series 2012-A Allocable Principal Collections		$0.00

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$0.00

	6.	Shared Principal Collections from other Series allocated to Series 2012-A		$0.00

	7.	Other amounts treated as Available Principal Collections		$0.00

	8.	Available Principal Collections (total of items 5, 6 & 7)		$0.00

L.	Application of Available Principal Collections during Revolving Period

	1.	Treated as Shared Principal Collections		$0.00

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread, Excess Finance Charge Collections and Available Interest Reserve Account Amount Allocated to Series 2012-A

	1.	Excess Spread	$0.00

	2.	Excess Finance Charge Collections	$0.00

	3.	Available Interest Reserve Account Amount	$0.00

	4.	Applied to fund Class A Required Amount	$0.00

	5.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

	6.	Applied to fund overdue Class B Interest	$0.00

	7.	Applied to fund Class B Required Amount	$0.00

	8.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

	9.	Applied to Collateral Senior Minimum Monthly Interest	$0.00

	10.	Applied to unpaid Monthly Servicing Fee	$0.00

	11.	Collateral Default Amount treated as Available Principal Collections	$0.00

	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

	13.	Deposited to Reserve Account	$0.00

	14.	Applied to pay Class A Additional Transaction Costs (not included in Class A Monthly Interest)	$0.00

	15.	Applied to pay Class B Additional Transaction Costs (not included in Class B Monthly Interest)	$0.00

	16.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$0.00

	17.	Available Excess Overpayment Account Amount distributed to Collateral Interest Holder(s)	$0.00

O.	Funding of Interest Reserve Account and Payment of Additional Transaction Costs

	1.	Interest Reserve Account Opening Balance	$0.00

	2.	Excess of Excess Finance Charge Collections over aggregate Finanace Charge Shortfalls	$0.00

	3.	Deposited to Interest Reserve Account	$0.00

	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00

P.	Funding of Excess Overpayment Account Amount

	1.	Excess Overpayment Account Opening Balance	$0.00

	2.	Amount deposited into Excess Overpayment Account in respect of Class A Certificates	$0.00

	3.	Amount deposited into Excess Overpayment Account in respect of Class B Certificates	$0.00

	4.	Remaining Excess Finance Charge Collections distributed to the holders of the Transferor Certificates	$0.00

	5.	Available Excess Overpayment Account Amount distributed to the Collateral Interest Holder	$0.00

Q.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	N/A

		b.	Prior Monthly Period	N/A

		c.	Second Prior Monthly Period	N/A

	2.	Three Month Average Base Rate		N/A

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	N/A

		b.	Prior Monthly Period	N/A

		c.	Second Prior Monthly Period	N/A

	4.	Three Month average Series Adjusted Portfolio Yield		N/A

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate:?		N/A

R.	Reassignment Amount

	1.	Adjusted Invested Amount		0.00

	2.	Monthly Interest		0.00

	3.	Monthly Interest previously due but not paid		0.00

	4.	Additional Interest		0.00

	5.	Additional Interest previously due but not paid		0.00

	6.	Reassignment Amount		0.00

Series 2013-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	786,587,750.43	714,286,000.00	72,301,750.43
Beginning Adjusted Invested Amount	N/A	714,286,000.00	N/A
Floating Allocation Percentage	N/A	90.8082%	9.1918%
Principal Allocation Percentage	N/A	90.8082%	9.1918%
Collections of Finance Charge Receivables	15,381,317.18	13,967,493.79	1,413,823.39
Collections of Principal Receivables	257,556,035.38	233,881,941.57	23,674,093.81
Defaulted Amount	1,258,785.94	1,143,080.57	115,705.37

Ending Invested Amount / Transferor Amount	782,364,159.77	714,286,000.00	68,078,159.77

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	3,000,000.00	0.00	0.00	3,000,000.00
Reserve Account Opening Balance	3,000,000.00	0.00	0.00	3,000,000.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	3,000,000.00	0.00	0.00	3,000,000.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	September 13, 2018	September 13, 2018	September 13, 2018
Coupon September 17, 2018 to October 14, 2018	2.57844%	2.85844%	3.20844%
Monthly Interest Due	1,203,272.00	71,461.32	115,858.91	1,390,592.23
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,203,272.00	71,461.32	115,858.91	1,390,592.23
Investor Default Amount	960,187.30	51,438.83	131,454.44	1,143,080.57
Investor Monthly Fees Due	1,000,000.00	53,571.67	136,905.00	1,190,476.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,163,459.30	176,471.82	384,218.35	3,724,149.47
Reallocated Investor Finance Charge Collections				14,022,548.37
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.9380%
Base Rate				4.7104%
Excess Spread Percentage				17.3013%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	600,000,000.00	32,143,000.00	82,143,000.00	714,286,000.00
Distributions of Interest	1,203,272.00	71,461.32	115,858.91	1,390,592.23
Deposits to the Principal Funding Account	600,000,000.00	32,143,000.00	0.00	632,143,000.00
Distributions of Principal	600,000,000.00	32,143,000.00	82,143,000.00	714,286,000.00
Total Distributions	601,203,272.00	32,214,461.32	82,258,858.91	715,676,592.23
Ending Certificates Balance	0.00	0.00	0.00	0.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1,002.01

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.01

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$1,000.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1002.22

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.22

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$1,000.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$92,557,257.81

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$115,858.91

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$82,143,000.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$10,298,398.90

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$11,778,935.92

		a.	Class A Monthly Interest	$1,203,272.00

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$960,187.30

		e.	Excess Spread	$9,615,476.62

	2.	Class B Available Funds		$631,017.23

		a.	Class B Monthly Interest	$71,461.32

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$559,555.91

	3.	Collateral Available Funds		$1,612,595.22

		a.	Excess Spread	$1,612,595.22

	4.	Total Excess Spread		$11,787,627.75

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		90.8082%

	2.	Series 2013-2 Allocable Principal Collections		$257,556,035.38

	3.	Principal Allocation Percentage of Series 2013-2 Allocable Principal Collections		$233,881,941.57

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$233,881,941.57

	6.	Shared Principal Collections from other Series allocated to Series 2013-2		$479,260,977.86

	7.	Other amounts treated as Available Principal Collections:		$1,143,080.57

	8.	Available Principal Collections (total of items 5, 6 and 7)		$714,286,000.00

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		N/A

	2.	Required Collateral Invested Amount		N/A

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		N/A

	4.	Treated as Shared Principal Collections		N/A

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$632,143,000.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$82,143,000.00

	3.	Distribution of Principal		$714,286,000.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread, Excess Finance Charge Collections and Funds from Series 2016-E-II Allocated to Series 2013-2

	1.	Excess Spread		$11,787,627.75
	2.	Excess Finance Charge Collections		$0.00
	3.	Funds from Series 2016-E-II		$0.00
	4.	Applied to fund Class A Required Amount		$0.00
	5.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	6.	Applied to fund overdue Class B Interest		$0.00
	7.	Applied to fund Class B Required Amount		$51,438.83
	8.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	9.	Applied to Collateral Senior Minimum Monthly Interest		$115,858.91
	10.	Applied to unpaid Monthly Servicing Fee		$1,190,476.67
	11.	Collateral Default Amount treated as Available Principal Collections		$131,454.44
	12.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	13.	Deposited to Reserve Account		$0.00
	14.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$10,298,398.90

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.7104%
		b.	Prior Monthly Period	4.2890%
		c.	Second Prior Monthly Period	4.4820%
	2.	Three Month Average Base Rate		4.4938%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	21.9380%
		b.	Prior Monthly Period	21.5003%
		c.	Second Prior Monthly Period	20.8465%
	4.	Three Month average Series Adjusted Portfolio Yield		21.4283%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$714,286,000.00
		Monthly Interest		$1,589,441.76
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$715,875,441.76

Series 2014-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,638,724,663.59	1,488,096,000.00	150,628,663.59
Beginning Adjusted Invested Amount	N/A	1,488,096,000.00	N/A
Floating Allocation Percentage	N/A	90.8082%	9.1918%
Principal Allocation Percentage	N/A	90.8082%	9.1918%
Collections of Finance Charge Receivables	32,044,414.39	29,098,948.67	2,945,465.72
Collections of Principal Receivables	536,575,133.80	487,254,099.51	49,321,034.29
Defaulted Amount	2,622,471.00	2,381,418.12	241,052.88
Ending Invested Amount / Transferor Amount	1,629,925,515.41	1,488,096,000.00	141,829,515.41

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	September 13, 2018	September 13, 2018	September 13, 2018
Coupon September 17, 2018 to October 14, 2018	2.52844%	2.65844%	2.95844%
Monthly Interest Due	2,458,205.56	138,459.83	222,569.69	2,819,235.08
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,458,205.56	138,459.83	222,569.69	2,819,235.08
Investor Default Amount	2,000,390.20	107,163.30	273,864.62	2,381,418.12
Investor Monthly Fees Due	2,083,333.33	111,606.67	285,220.00	2,480,160.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,541,929.09	357,229.80	781,654.31	7,680,813.20
Reallocated Investor Finance Charge Collections				29,135,813.31
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.8744%
Base Rate				4.6423%
Excess Spread Percentage				17.3013%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,250,000,000.00	66,964,000.00	171,132,000.00	1,488,096,000.00
Distributions of Interest	2,458,205.56	138,459.83	222,569.69	2,819,235.08
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,458,205.56	138,459.83	222,569.69	2,819,235.08
Ending Certificates Balance	1,250,000,000.00	66,964,000.00	171,132,000.00	1,488,096,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.97

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.97

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.07

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.07

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$21,677,569.80

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$222,569.69

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$21,455,000.11

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$24,474,070.65

		a.	Class A Monthly Interest	$2,458,205.56

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,000,390.20

		e.	Excess Spread	$20,015,474.89

	2.	Class B Available Funds		$1,311,105.33

		a.	Class B Monthly Interest	$138,459.83

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$1,172,645.50

	3.	Collateral Available Funds		$3,350,637.33

		a.	Excess Spread	$3,350,637.33

	4.	Total Excess Spread		$24,538,757.72

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		90.8082%

	2.	Series 2014-1 Allocable Principal Collections		$536,575,133.80

	3.	Principal Allocation Percentage of Series 2014-1 Allocable Principal Collections		$487,254,099.51

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$487,254,099.51

	6.	Shared Principal Collections from other Series allocated to Series 2014-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$2,381,418.12

	8.	Available Principal Collections (total of items 5, 6 and 7)		$489,635,517.63

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$171,132,000.00

	2.	Required Collateral Invested Amount		$171,132,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$489,635,517.63

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2014-1

	1.	Excess Spread		$24,538,757.72

	2.	Excess Finance Charge Collections		$0.00

	3.	Applied to fund Class A Required Amount		$0.00

	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00

	5.	Applied to fund overdue Class B Interest		$0.00

	6.	Applied to fund Class B Required Amount		$107,163.30

	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00

	8.	Applied to Collateral Senior Minimum Monthly Interest		$222,569.69

	9.	Applied to unpaid Monthly Servicing Fee		$2,480,160.00

	10.	Collateral Default Amount treated as Available Principal Collections		$273,864.62

	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00

	12.	Deposited to Reserve Account		$0.00

	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$21,455,000.11

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	4.6423%

		b.	Prior Monthly Period	4.2209%

		c.	Second Prior Monthly Period	4.4138%

	2.	Three Month Average Base Rate		4.4256%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	21.8744%

		b.	Prior Monthly Period	21.4277%

		c.	Second Prior Monthly Period	20.7805%

	4.	Three Month average Series Adjusted Portfolio Yield		21.3609%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount

		Adjusted Invested Amount		$1,488,096,000.00

		Monthly Interest		$3,190,095.06

		Monthly Interest previously due but not paid		$0.00

		Additional Interest		$0.00

		Additional Interest previously due but not paid		$0.00

		Reassignment Amount		$1,491,286,095.06

Series 2017-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,894,643,494.20	2,628,573,000.00	266,070,494.20
Beginning Adjusted Invested Amount	N/A	2,628,573,000.00	N/A
Floating Allocation Percentage	N/A	90.8082%	9.1918%
Principal Allocation Percentage	N/A	90.8082%	9.1918%
Collections of Finance Charge Receivables	56,603,258.43	51,400,387.34	5,202,871.09
Collections of Principal Receivables	947,806,397.69	860,685,715.25	87,120,682.44
Defaulted Amount	4,632,333.17	4,206,537.32	425,795.85

Ending Invested Amount / Transferor Amount	2,879,100,677.52	2,628,573,000.00	250,527,677.52

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon September 17, 2018 to October 14, 2018	1.93000%	2.10000%	2.35000%
Monthly Interest Due	3,699,166.67	172,501.00	257,381.79	4,129,049.46
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,699,166.67	172,501.00	257,381.79	4,129,049.46
Investor Default Amount	3,680,717.95	157,745.97	368,073.40	4,206,537.32
Investor Monthly Fees Due	3,833,333.33	164,286.67	383,335.00	4,380,955.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	11,213,217.95	494,533.64	1,008,790.19	12,716,541.78
Reallocated Investor Finance Charge Collections				50,796,635.23
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.5648%
Base Rate				4.2203%
Excess Spread Percentage				17.3844%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	2,300,000,000.00	98,572,000.00	230,001,000.00	2,628,573,000.00
Distributions of Interest	3,699,166.67	172,501.00	257,381.79	4,129,049.46
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	3,699,166.67	172,501.00	257,381.79	4,129,049.46
Ending Certificates Balance	2,300,000,000.00	98,572,000.00	230,001,000.00	2,628,573,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.61

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.61

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1.75

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$1.75

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$38,337,475.24

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$257,381.79

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$38,080,093.45

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$44,447,029.25

		a.	Class A Monthly Interest	$3,699,166.67
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$3,680,717.95
		e.	Excess Spread	$37,067,144.63

	2.	Class B Available Funds		$1,904,883.73

		a.	Class B Monthly Interest	$172,501.00
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$1,732,382.73

	3.	Collateral Available Funds		$4,444,722.25

		a.	Excess Spread	$4,444,722.25

	4.	Total Excess Spread		$43,244,249.61

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		90.8082%

	2.	Series 2017-1 Allocable Principal Collections		$947,806,397.69

	3.	Principal Allocation Percentage of Series 2017-1 Allocable Principal Collections		$860,685,715.25

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$860,685,715.25

	6.	Shared Principal Collections from other Series allocated to Series 2017-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$4,206,537.32

	8.	Available Principal Collections (total of items 5, 6 and 7)		$864,892,252.57

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$230,001,000.00

	2.	Required Collateral Invested Amount		$230,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$864,892,252.57

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-1

	1.	Excess Spread		$43,244,249.61

	2.	Excess Finance Charge Collections		$0.00

	3.	Applied to fund Class A Required Amount		$0.00

	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00

	5.	Applied to fund overdue Class B Interest		$0.00

	6.	Applied to fund Class B Required Amount		$157,745.97

	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00

	8.	Applied to Collateral Senior Minimum Monthly Interest		$257,381.79

	9.	Applied to unpaid Monthly Servicing Fee		$4,380,955.00

	10.	Collateral Default Amount treated as Available Principal Collections		$368,073.40

	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00

	12.	Deposited to Reserve Account		$0.00

	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$38,080,093.45

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	4.2203%

		b.	Prior Monthly Period	3.5809%

		c.	Second Prior Monthly Period	3.9390%

	2.	Three Month Average Base Rate		3.9134%

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	21.5648%

		b.	Prior Monthly Period	21.1719%

		c.	Second Prior Monthly Period	20.5482%

	4.	Three Month average Series Adjusted Portfolio Yield		21.0949%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount

		Adjusted Invested Amount		$2,628,573,000.00

		Monthly Interest		$4,592,337.86

		Monthly Interest previously due but not paid		$0.00

		Additional Interest		$0.00

		Additional Interest previously due but not paid		$0.00

		Reassignment Amount		$2,633,165,337.86

Series 2017-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	886,042,449.95	804,599,000.00	81,443,449.95
Beginning Adjusted Invested Amount	N/A	804,599,000.00	N/A
Floating Allocation Percentage	N/A	90.8082%	9.1918%
Principal Allocation Percentage	N/A	90.8082%	9.1918%
Collections of Finance Charge Receivables	17,326,102.46	15,733,517.86	1,592,584.60
Collections of Principal Receivables	290,120,943.86	263,453,541.44	26,667,402.42
Defaulted Amount	1,417,944.50	1,287,609.56	130,334.94

Ending Invested Amount / Transferor Amount	881,284,836.31	804,599,000.00	76,685,836.31

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	September 13, 2018	September 13, 2018	September 13, 2018
Coupon September 17, 2018 to October 14, 2018	2.60844%	2.80844%	3.05844%
Monthly Interest Due	1,420,150.67	57,120.55	124,408.16	1,601,679.38
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,420,150.67	57,120.55	124,408.16	1,601,679.38
Investor Default Amount	1,120,218.51	41,848.16	125,542.89	1,287,609.56
Investor Monthly Fees Due	1,166,666.67	43,583.33	130,748.33	1,340,998.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,707,035.85	142,552.04	380,699.38	4,230,287.27
Reallocated Investor Finance Charge Collections				15,830,796.67
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.9913%
Base Rate				4.7676%
Excess Spread Percentage				17.3013%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	700,000,000.00	26,150,000.00	78,449,000.00	804,599,000.00
Distributions of Interest	1,420,150.67	57,120.55	124,408.16	1,601,679.38
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,420,150.67	57,120.55	124,408.16	1,601,679.38
Ending Certificates Balance	700,000,000.00	26,150,000.00	78,449,000.00	804,599,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1) The total amount of the distribution:	$2.03

	(2) The amount of the distribution in respect of Class A Monthly Interest:	$2.03

	(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1) The total amount of Class A Investor Charge-Offs:	$0.00

	(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1) The total amount of the distribution in respect of Class B Certificates:	$2.18

	(2) The amount of the distribution in respect of Class B Monthly Interest:	$2.18

	(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1) The total amount distributed to the Collateral Interest Holder:	$11,724,917.56

	(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$124,408.16

	(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$11,600,509.40

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$13,772,770.87

		a.	Class A Monthly Interest	$1,420,150.67

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,120,218.51

		e.	Excess Spread	$11,232,401.69

	2.	Class B Available Funds		$514,511.37

		a.	Class B Monthly Interest	$57,120.55

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$457,390.82

	3.	Collateral Available Funds		$1,543,514.43

		a.	Excess Spread	$1,543,514.43

	4.	Total Excess Spread		$13,233,306.94

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		90.8082%

	2.	Series 2017-2 Allocable Principal Collections		$290,120,943.86

	3.	Principal Allocation Percentage of Series 2017-2 Allocable Principal Collections		$263,453,541.44

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$263,453,541.44

	6.	Shared Principal Collections from other Series allocated to Series 2017-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,287,609.56

	8.	Available Principal Collections (total of items 5, 6 and 7)		$264,741,151.00

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$78,449,000.00

	2.	Required Collateral Invested Amount		$78,449,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$264,741,151.00

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-2

	1.	Excess Spread		$13,233,306.94

	2.	Excess Finance Charge Collections		$0.00

	3.	Applied to fund Class A Required Amount		$0.00

	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00

	5.	Applied to fund overdue Class B Interest		$0.00

	6.	Applied to fund Class B Required Amount		$41,848.16

	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00

	8.	Applied to Collateral Senior Minimum Monthly Interest		$124,408.16

	9.	Applied to unpaid Monthly Servicing Fee		$1,340,998.33

	10.	Collateral Default Amount treated as Available Principal Collections		$125,542.89

	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00

	12.	Deposited to Reserve Account		$0.00

	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$11,600,509.40

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.7676%
		b.	Prior Monthly Period	4.3445%
		c.	Second Prior Monthly Period	4.5376%

	2.	Three Month Average Base Rate		4.5499%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	21.9913%
		b.	Prior Monthly Period	21.5593%
		c.	Second Prior Monthly Period	20.9003%

	4.	Three Month average Series Adjusted Portfolio Yield		21.4837%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$804,599,000.00
		Monthly Interest		$1,737,104.65
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$806,336,104.65

Series 2017-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,139,524,275.37	1,942,863,000.00	196,661,275.37
Beginning Adjusted Invested Amount	N/A	1,942,863,000.00	N/A
Floating Allocation Percentage	N/A	90.8082%	9.1918%
Principal Allocation Percentage	N/A	90.8082%	9.1918%
Collections of Finance Charge Receivables	41,837,292.13	37,991,682.47	3,845,609.66
Collections of Principal Receivables	700,554,247.96	636,160,544.44	64,393,703.52
Defaulted Amount	3,423,906.71	3,109,187.28	314,719.43

Ending Invested Amount / Transferor Amount	2,128,036,078.75	1,942,863,000.00	185,173,078.75

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon September 17, 2018 to October 14, 2018	1.77000%	1.92000%	2.20000%
Monthly Interest Due	2,507,500.00	116,574.40	178,099.17	2,802,173.57
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,507,500.00	116,574.40	178,099.17	2,802,173.57
Investor Default Amount	2,720,530.67	116,597.14	272,059.47	3,109,187.28
Investor Monthly Fees Due	2,833,333.33	121,431.67	283,340.00	3,238,105.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	8,061,364.00	354,603.21	733,498.64	9,149,465.85
Reallocated Investor Finance Charge Collections				37,295,689.90
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.4084%
Base Rate				4.0527%
Excess Spread Percentage				17.3844%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,700,000,000.00	72,859,000.00	170,004,000.00	1,942,863,000.00
Distributions of Interest	2,507,500.00	116,574.40	178,099.17	2,802,173.57
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,507,500.00	116,574.40	178,099.17	2,802,173.57
Ending Certificates Balance	1,700,000,000.00	72,859,000.00	170,004,000.00	1,942,863,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1) The total amount of the distribution:	$1.48

	(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.48

	(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1) The total amount of Class A Investor Charge-Offs:	$0.00

	(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1) The total amount of the distribution in respect of Class B Certificates:	$1.60

	(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.60

	(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1) The total amount distributed to the Collateral Interest Holder:	$28,324,323.22

	(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$178,099.17

	(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$28,146,224.05

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$32,633,630.28

		a.	Class A Monthly Interest	$2,507,500.00

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,720,530.67

		e.	Excess Spread	$27,405,599.61

	2.	Class B Available Funds		$1,398,619.81

		a.	Class B Monthly Interest	$116,574.40

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$1,282,045.41

	3.	Collateral Available Funds		$3,263,439.81

		a.	Excess Spread	$3,263,439.81

	4.	Total Excess Spread		$31,951,084.83

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		90.8082%

	2.	Series 2017-3 Allocable Principal Collections		$700,554,247.96

	3.	Principal Allocation Percentage of Series 2017-3 Allocable Principal Collections		$636,160,544.44

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$636,160,544.44

	6.	Shared Principal Collections from other Series allocated to Series 2017-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$3,109,187.28

	8.	Available Principal Collections (total of items 5, 6 and 7)		$639,269,731.72

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$170,004,000.00

	2.	Required Collateral Invested Amount		$170,004,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$639,269,731.72

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-3

	1.	Excess Spread		$31,951,084.83

	2.	Excess Finance Charge Collections		$0.00

	3.	Applied to fund Class A Required Amount		$0.00

	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00

	5.	Applied to fund overdue Class B Interest		$0.00

	6.	Applied to fund Class B Required Amount		$116,597.14

	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00

	8.	Applied to Collateral Senior Minimum Monthly Interest		$178,099.17

	9.	Applied to unpaid Monthly Servicing Fee		$3,238,105.00

	10.	Collateral Default Amount treated as Available Principal Collections		$272,059.47

	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00

	12.	Deposited to Reserve Account		$0.00

	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$28,146,224.05

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.0527%
		b.	Prior Monthly Period	3.4387%
		c.	Second Prior Monthly Period	3.7826%

	2.	Three Month Average Base Rate		3.7580%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	21.4084%
		b.	Prior Monthly Period	21.0205%
		c.	Second Prior Monthly Period	20.3968%

	4.	Three Month average Series Adjusted Portfolio Yield		20.9419%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount

		Adjusted Invested Amount		$1,942,863,000.00

		Monthly Interest		$3,138,539.29

		Monthly Interest previously due but not paid		$0.00

		Additional Interest		$0.00

		Additional Interest previously due but not paid		$0.00

		Reassignment Amount		$1,946,001,539.29

Series 2017-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,013,665,566.12	1,828,573,000.00	185,092,566.12
Beginning Adjusted Invested Amount	N/A	1,828,573,000.00	N/A
Floating Allocation Percentage	N/A	90.8082%	9.1918%
Principal Allocation Percentage	N/A	90.8082%	9.1918%
Collections of Finance Charge Receivables	39,376,190.08	35,756,800.55	3,619,389.53
Collections of Principal Receivables	659,343,753.45	598,738,045.46	60,605,707.99
Defaulted Amount	3,222,493.48	2,926,287.60	296,205.88
Ending Invested Amount / Transferor Amount	2,002,853,169.07	1,828,573,000.00	174,280,169.07

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon September 17, 2018 to October 14, 2018	1.64000%	1.82000%	2.07000%
Monthly Interest Due	2,186,666.67	104,000.87	157,715.03	2,448,382.57
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,186,666.67	104,000.87	157,715.03	2,448,382.57
Investor Default Amount	2,560,499.44	109,736.61	256,051.55	2,926,287.60
Investor Monthly Fees Due	2,666,666.67	114,286.67	266,668.33	3,047,621.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,413,832.78	328,024.15	680,434.91	8,422,291.84
Reallocated Investor Finance Charge Collections				34,912,798.56
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.2827%
Base Rate				3.9180%
Excess Spread Percentage				17.3844%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,600,000,000.00	68,572,000.00	160,001,000.00	1,828,573,000.00
Distributions of Interest	2,186,666.67	104,000.87	157,715.03	2,448,382.57
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,186,666.67	104,000.87	157,715.03	2,448,382.57
Ending Certificates Balance	1,600,000,000.00	68,572,000.00	160,001,000.00	1,828,573,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1) The total amount of the distribution:	$1.37

	(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.37

	(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1) The total amount of Class A Investor Charge-Offs:	$0.00

	(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1) The total amount of the distribution in respect of Class B Certificates:	$1.52

	(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.52

	(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1) The total amount distributed to the Collateral Interest Holder:	$26,648,221.75

	(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$157,715.03

	(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$26,490,506.72

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1. Class A Available Funds	$30,548,672.49

	a. Class A Monthly Interest	$2,186,666.67
	b. Class A Outstanding Monthly Interest	$0.00
	c. Class A Additional Interest	$0.00
	d. Class A Investor Default Amount (treated as Available Principal Collections)	$2,560,499.44
	e. Excess Spread	$25,801,506.38

	2. Class B Available Funds	$1,309,239.73

	a. Class B Monthly Interest	$104,000.87
	b. Class B Outstanding Monthly Interest	$0.00
	c. Class B Additional Interest	$0.00
	d. Excess Spread	$1,205,238.86

	3. Collateral Available Funds	$3,054,886.34

	a. Excess Spread	$3,054,886.34

	4. Total Excess Spread	$30,061,631.58

K.	Reallocated Principal Collections

	1. Principal Allocation Percentage	90.8082%

	2. Series 2017-4 Allocable Principal Collections	$659,343,753.45

	3. Principal Allocation Percentage of Series 2017-4 Allocable Principal Collections	$598,738,045.46

	4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

	5. Item 3 minus Item 4	$598,738,045.46

	6. Shared Principal Collections from other Series allocated to Series 2017-4	$0.00

	7. Other amounts treated as Available Principal Collections:	$2,926,287.60

	8. Available Principal Collections (total of items 5, 6 and 7)	$601,664,333.06

L.	Application of Available Principal Collections during Revolving Period

	1. Collateral Invested Amount	$160,001,000.00

	2. Required Collateral Invested Amount	$160,001,000.00

	3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	4. Treated as Shared Principal Collections	$601,664,333.06

M.	Application of Principal Collections During Accumulation or Amortization Period

	1. Principal Funding Account	$0.00

	2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3. Distribution of Principal	$0.00

	4. Treated as Shared Principal Collections	$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-4
	1. Excess Spread	$30,061,631.58
	2. Excess Finance Charge Collections	$0.00
	3. Applied to fund Class A Required Amount	$0.00
	4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5. Applied to fund overdue Class B Interest	$0.00
	6. Applied to fund Class B Required Amount	$109,736.61
	7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8. Applied to Collateral Senior Minimum Monthly Interest	$157,715.03
	9. Applied to unpaid Monthly Servicing Fee	$3,047,621.67
	10. Collateral Default Amount treated as Available Principal Collections	$256,051.55
	11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12. Deposited to Reserve Account	$0.00
	13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$26,490,506.72

O.	Yield and Base Rate

	1. Base Rate
	a. Current Monthly Period	3.9180%
	b. Prior Monthly Period	3.3244%
	c. Second Prior Monthly Period	3.6568%

	2. Three Month Average Base Rate	3.6331%

	3. Series Adjusted Portfolio Yield
	a. Current Monthly Period	21.2827%
	b. Prior Monthly Period	20.8989%
	c. Second Prior Monthly Period	20.2752%

	4. Three Month average Series Adjusted Portfolio Yield	20.8189%

	5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P.	Reassignment Amount
	Adjusted Invested Amount	$1,828,573,000.00
	Monthly Interest	$2,746,670.77
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$1,831,319,670.77

Series 2017-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	632,889,037.42	574,715,000.00	58,174,037.42
Beginning Adjusted Invested Amount	N/A	574,715,000.00	N/A
Floating Allocation Percentage	N/A	90.8082%	9.1918%
Principal Allocation Percentage	N/A	90.8082%	9.1918%
Collections of Finance Charge Receivables	12,375,818.24	11,238,254.99	1,137,563.25
Collections of Principal Receivables	207,229,760.73	188,181,568.80	19,048,191.93
Defaulted Amount	1,012,820.02	919,723.40	93,096.62
Ending Invested Amount / Transferor Amount	629,490,733.52	574,715,000.00	54,775,733.52

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	September 13, 2018	September 13, 2018	September 13, 2018
Coupon September 17, 2018 to October 14, 2018	2.53844%	2.73844%	2.95844%
Monthly Interest Due	987,171.11	39,784.36	85,958.79	1,112,914.26
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	987,171.11	39,784.36	85,958.79	1,112,914.26
Investor Default Amount	800,156.08	29,892.23	89,675.09	919,723.40
Investor Monthly Fees Due	833,333.33	31,131.67	93,393.33	957,858.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,620,660.52	100,808.26	269,027.21	2,990,495.99
Reallocated Investor Finance Charge Collections				11,276,594.73
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.9254%
Base Rate				4.6969%
Excess Spread Percentage				17.3013%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00
Distributions of Interest	987,171.11	39,784.36	85,958.79	1,112,914.26
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	987,171.11	39,784.36	85,958.79	1,112,914.26
Ending Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1) The total amount of the distribution:	$1.97

	(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.97

	(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1) The total amount of Class A Investor Charge-Offs:	$0.00

	(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1) The total amount of the distribution in respect of Class B Certificates:	$2.13

	(2) The amount of the distribution in respect of Class B Monthly Interest:	$2.13

	(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1) The total amount distributed to the Collateral Interest Holder:	$8,372,057.53

	(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$85,958.79

	(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,286,098.74

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1. Class A Available Funds	$9,810,597.19

	a. Class A Monthly Interest	$987,171.11
	b. Class A Outstanding Monthly Interest	$0.00
	c. Class A Additional Interest	$0.00
	d. Class A Investor Default Amount (treated as Available Principal Collections)	$800,156.08
	e. Excess Spread	$8,023,270.00

	2. Class B Available Funds	$366,504.29

	a. Class B Monthly Interest	$39,784.36
	b. Class B Outstanding Monthly Interest	$0.00
	c. Class B Additional Interest	$0.00
	d. Excess Spread	$326,719.93

	3. Collateral Available Funds	$1,099,493.25

	a. Excess Spread	$1,099,493.25

	4. Total Excess Spread	$9,449,483.18

K.	Reallocated Principal Collections

	1. Principal Allocation Percentage	90.8082%

	2. Series 2017-5 Allocable Principal Collections	$207,229,760.73

	3. Principal Allocation Percentage of Series 2017-5 Allocable Principal Collections	$188,181,568.80

	4. Reallocated Principal Collections Required to fund the Required Amount	$0.00

	5. Item 3 minus Item 4	$188,181,568.80

	6. Shared Principal Collections from other Series allocated to Series 2017-5	$0.00

	7. Other amounts treated as Available Principal Collections:	$919,723.40

	8. Available Principal Collections (total of items 5, 6 and 7)	$189,101,292.20

L.	Application of Available Principal Collections during Revolving Period

	1. Collateral Invested Amount	$56,036,000.00

	2. Required Collateral Invested Amount	$56,036,000.00

	3. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	4. Treated as Shared Principal Collections	$189,101,292.20

M.	Application of Principal Collections During Accumulation or Amortization Period

	1. Principal Funding Account	$0.00

	2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3. Distribution of Principal	$0.00

	4. Treated as Shared Principal Collections	$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-5
	1. Excess Spread	$9,449,483.18
	2. Excess Finance Charge Collections	$0.00
	3. Applied to fund Class A Required Amount	$0.00
	4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5. Applied to fund overdue Class B Interest	$0.00
	6. Applied to fund Class B Required Amount	$29,892.23
	7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8. Applied to Collateral Senior Minimum Monthly Interest	$85,958.79
	9. Applied to unpaid Monthly Servicing Fee	$957,858.33
	10. Collateral Default Amount treated as Available Principal Collections	$89,675.09
	11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12. Deposited to Reserve Account	$0.00
	13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$8,286,098.74

O.	Yield and Base Rate

	1. Base Rate
	a. Current Monthly Period	4.6969%
	b. Prior Monthly Period	4.2738%
	c. Second Prior Monthly Period	4.4669%

	2. Three Month Average Base Rate	4.4792%

	3. Series Adjusted Portfolio Yield
	a. Current Monthly Period	21.9254%
	b. Prior Monthly Period	21.4841%
	c. Second Prior Monthly Period	20.8320%

	4. Three Month average Series Adjusted Portfolio Yield	21.4138%

	5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P.	Reassignment Amount
	Adjusted Invested Amount	$574,715,000.00
	Monthly Interest	$1,202,384.76
	Monthly Interest previously due but not paid	$0.00
	Additional Interest	$0.00
	Additional Interest previously due but not paid	$0.00
	Reassignment Amount	$575,917,384.76

Series 2017-6 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	2,202,444,820.21	2,000,000,000.00	202,444,820.21
Beginning Adjusted Invested Amount	N/A	2,000,000,000.00	N/A
Floating Allocation Percentage	N/A	90.8082%	9.1918%
Principal Allocation Percentage	N/A	90.8082%	9.1918%
Collections of Finance Charge Receivables	43,067,670.88	39,108,966.99	3,958,703.89
Collections of Principal Receivables	721,156,610.59	654,869,174.45	66,287,436.14
Defaulted Amount	3,524,599.22	3,200,624.31	323,974.91

Ending Invested Amount / Transferor Amount	2,190,618,771.11	2,000,000,000.00	190,618,771.11

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon September 17, 2018 to October 14, 2018	2.04000%	2.20000%	2.45000%
Monthly Interest Due	2,975,000.00	137,500.00	204,166.67	3,316,666.67
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,975,000.00	137,500.00	204,166.67	3,316,666.67
Investor Default Amount	2,800,546.27	120,023.41	280,054.63	3,200,624.31
Investor Monthly Fees Due	2,916,666.67	125,000.00	291,666.67	3,333,333.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	8,692,212.94	382,523.41	775,887.97	9,850,624.32
Reallocated Investor Finance Charge Collections				38,824,591.14
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.6712%
Base Rate				4.3344%
Excess Spread Percentage				17.3844%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,750,000,000.00	75,000,000.00	175,000,000.00	2,000,000,000.00
Distributions of Interest	2,975,000.00	137,500.00	204,166.67	3,316,666.67
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,975,000.00	137,500.00	204,166.67	3,316,666.67
Ending Certificates Balance	1,750,000,000.00	75,000,000.00	175,000,000.00	2,000,000,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1) The total amount of the distribution:	$1.70

	(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.70

	(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1) The total amount of Class A Investor Charge-Offs:	$0.00

	(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1) The total amount of the distribution in respect of Class B Certificates:	$1.83

	(2) The amount of the distribution in respect of Class B Monthly Interest:	$1.83

	(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1) The total amount distributed to the Collateral Interest Holder:	$29,178,133.49

	(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$204,166.67

	(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$28,973,966.82

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$33,971,517.25

		a.	Class A Monthly Interest	$2,975,000.00

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$2,800,546.27

		e.	Excess Spread	$28,195,970.98

	2.	Class B Available Funds		$1,455,922.17

		a.	Class B Monthly Interest	$137,500.00

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$1,318,422.17

	3.	Collateral Available Funds		$3,397,151.72

		a.	Excess Spread	$3,397,151.72

	4.	Total Excess Spread		$32,911,544.87

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		90.8082%

	2.	Series 2017-6 Allocable Principal Collections		$721,156,610.59

	3.	Principal Allocation Percentage of Series 2017-6 Allocable Principal Collections		$654,869,174.45

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$654,869,174.45

	6.	Shared Principal Collections from other Series allocated to Series 2017-6		$0.00

	7.	Other amounts treated as Available Principal Collections:		$3,200,624.31

	8.	Available Principal Collections (total of items 5, 6 and 7)		$658,069,798.76

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$175,000,000.00

	2.	Required Collateral Invested Amount		$175,000,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$658,069,798.76

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3.	Distribution of Principal	$0.00

	4.	Treated as Shared Principal Collections	$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-6

	1.	Excess Spread	$32,911,544.87

	2.	Excess Finance Charge Collections	$0.00

	3.	Applied to fund Class A Required Amount	$0.00

	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

	5.	Applied to fund overdue Class B Interest	$0.00

	6.	Applied to fund Class B Required Amount	$120,023.41

	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

	8.	Applied to Collateral Senior Minimum Monthly Interest	$204,166.67

	9.	Applied to unpaid Monthly Servicing Fee	$3,333,333.34

	10.	Collateral Default Amount treated as Available Principal Collections	$280,054.63

	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

	12.	Deposited to Reserve Account	$0.00

	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$28,973,966.82

O.	Yield and Base Rate

	1.	Base Rate

		a. Current Monthly Period	4.3344%

		b. Prior Monthly Period	3.6777%

		c. Second Prior Monthly Period	4.0454%

	2.	Three Month Average Base Rate	4.0191%

	3.	Series Adjusted Portfolio Yield

		a. Current Monthly Period	21.6712%

		b. Prior Monthly Period	21.2749%

		c. Second Prior Monthly Period	20.6512%

	4.	Three Month average Series Adjusted Portfolio Yield	21.1991%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P.	Reassignment Amount

		Adjusted Invested Amount	$2,000,000,000.00

		Monthly Interest	$3,651,041.67

		Monthly Interest previously due but not paid	$0.00

		Additional Interest	$0.00

		Additional Interest previously due but not paid	$0.00

		Reassignment Amount	$2,003,651,041.67

Series 2017-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	943,905,080.27	857,143,000.00	86,762,080.27
Beginning Adjusted Invested Amount	N/A	857,143,000.00	N/A
Floating Allocation Percentage	N/A	90.8082%	9.1918%
Principal Allocation Percentage	N/A	90.8082%	9.1918%
Collections of Finance Charge Receivables	18,457,576.31	16,760,988.64	1,696,587.67
Collections of Principal Receivables	309,067,170.34	280,658,264.40	28,408,905.94
Defaulted Amount	1,510,542.77	1,371,696.36	138,846.41

Ending Invested Amount / Transferor Amount	938,836,772.66	857,143,000.00	81,693,772.66

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon September 17, 2018 to October 14, 2018	2.35000%	2.54000%	2.80000%
Monthly Interest Due	1,468,750.00	68,036.02	99,999.67	1,636,785.69
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,468,750.00	68,036.02	99,999.67	1,636,785.69
Investor Default Amount	1,200,234.12	51,438.83	120,023.41	1,371,696.36
Investor Monthly Fees Due	1,250,000.00	53,571.67	125,000.00	1,428,571.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,918,984.12	173,046.52	345,023.08	4,437,053.72
Reallocated Investor Finance Charge Collections				16,854,470.14
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.9769%
Base Rate				4.6619%
Excess Spread Percentage				17.3844%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	750,000,000.00	32,143,000.00	75,000,000.00	857,143,000.00
Distributions of Interest	1,468,750.00	68,036.02	99,999.67	1,636,785.69
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,468,750.00	68,036.02	99,999.67	1,636,785.69
Ending Certificates Balance	750,000,000.00	32,143,000.00	75,000,000.00	857,143,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1) The total amount of the distribution:	$1.96

	(2) The amount of the distribution in respect of Class A Monthly Interest:	$1.96

	(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1) The total amount of Class A Investor Charge-Offs:	$0.00

	(2) The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1) The total amount of the distribution in respect of Class B Certificates:	$2.12

	(2) The amount of the distribution in respect of Class B Monthly Interest:	$2.12

	(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1) The total amount distributed to the Collateral Interest Holder:	$12,517,416.08

	(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$99,999.67

	(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$12,417,416.41

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds	$14,747,658.91

		a. Class A Monthly Interest	$1,468,750.00
		b. Class A Outstanding Monthly Interest	$0.00
		c. Class A Additional Interest	$0.00
		d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,200,234.12
		e. Excess Spread	$12,078,674.79

	2.	Class B Available Funds	$632,045.33

		a. Class B Monthly Interest	$68,036.02
		b. Class B Outstanding Monthly Interest	$0.00
		c. Class B Additional Interest	$0.00
		d. Excess Spread	$564,009.31

	3.	Collateral Available Funds	$1,474,765.89

		a. Excess Spread	$1,474,765.89

	4.	Total Excess Spread	$14,117,449.99

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage	90.8082%

	2.	Series 2017-7 Allocable Principal Collections	$309,067,170.34

	3.	Principal Allocation Percentage of Series 2017-7 Allocable Principal Collections	$280,658,264.40

	4.	Reallocated Principal Collections Required to fund the Required Amount	$0.00

	5.	Item 3 minus Item 4	$280,658,264.40

	6.	Shared Principal Collections from other Series allocated to Series 2017-7	$0.00

	7.	Other amounts treated as Available Principal Collections:	$1,371,696.36

	8.	Available Principal Collections (total of items 5, 6 and 7)	$282,029,960.76

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount	$75,000,000.00

	2.	Required Collateral Invested Amount	$75,000,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	4.	Treated as Shared Principal Collections	$282,029,960.76

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3.	Distribution of Principal	$0.00

	4.	Treated as Shared Principal Collections	$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-7

	1.	Excess Spread	$14,117,449.99

	2.	Excess Finance Charge Collections	$0.00

	3.	Applied to fund Class A Required Amount	$0.00

	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

	5.	Applied to fund overdue Class B Interest	$0.00

	6.	Applied to fund Class B Required Amount	$51,438.83

	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

	8.	Applied to Collateral Senior Minimum Monthly Interest	$99,999.67

	9.	Applied to unpaid Monthly Servicing Fee	$1,428,571.67

	10.	Collateral Default Amount treated as Available Principal Collections	$120,023.41

	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

	12.	Deposited to Reserve Account	$0.00

	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$12,417,416.41

O.	Yield and Base Rate

	1.	Base Rate
		a. Current Monthly Period	4.6619%
		b. Prior Monthly Period	3.9555%
		c. Second Prior Monthly Period	4.3511%

	2.	Three Month Average Base Rate	4.3228%

	3.	Series Adjusted Portfolio Yield
		a. Current Monthly Period	21.9769%
		b. Prior Monthly Period	21.5707%
		c. Second Prior Monthly Period	20.9470%

	4.	Three Month average Series Adjusted Portfolio Yield	21.4982%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P.	Reassignment Amount

		Adjusted Invested Amount	$857,143,000.00

		Monthly Interest	$1,797,232.83

		Monthly Interest previously due but not paid	$0.00

		Additional Interest	$0.00

		Additional Interest previously due but not paid	$0.00

		Reassignment Amount	$858,940,232.83

Series 2017-8 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	696,175,188.11	632,184,000.00	63,991,188.11
Beginning Adjusted Invested Amount	N/A	632,184,000.00	N/A
Floating Allocation Percentage	N/A	90.8082%	9.1918%
Principal Allocation Percentage	N/A	90.8082%	9.1918%
Collections of Finance Charge Receivables	13,613,346.23	12,362,031.60	1,251,314.63
Collections of Principal Receivables	227,951,835.36	206,998,907.09	20,952,928.27
Defaulted Amount	1,114,097.62	1,011,691.74	102,405.88
Ending Invested Amount / Transferor Amount	692,437,068.60	632,184,000.00	60,253,068.60

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	September 13, 2018	September 13, 2018	September 13, 2018
Coupon September 17, 2018 to October 14, 2018	2.27844%	2.41844%	2.65844%
Monthly Interest Due	974,666.00	38,647.21	84,964.92	1,098,278.13
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	974,666.00	38,647.21	84,964.92	1,098,278.13
Investor Default Amount	880,171.69	32,880.01	98,640.04	1,011,691.74
Investor Monthly Fees Due	916,666.67	34,243.33	102,730.00	1,053,640.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,771,504.36	105,770.55	286,334.96	3,163,609.87
Reallocated Investor Finance Charge Collections				12,278,282.44
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.6831%
Base Rate				4.4373%
Excess Spread Percentage				17.3013%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	550,000,000.00	20,546,000.00	61,638,000.00	632,184,000.00
Distributions of Interest	974,666.00	38,647.21	84,964.92	1,098,278.13
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	974,666.00	38,647.21	84,964.92	1,098,278.13
Ending Certificates Balance	550,000,000.00	20,546,000.00	61,638,000.00	632,184,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.77

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.77

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1.88

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$1.88

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$9,199,637.49

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$84,964.92

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,114,672.57

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$10,682,104.17

		a.	Class A Monthly Interest	$974,666.00

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$880,171.69

		e.	Excess Spread	$8,827,266.48

	2.	Class B Available Funds		$399,044.57

		a.	Class B Monthly Interest	$38,647.21

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$360,397.36

	3.	Collateral Available Funds		$1,197,133.70

		a.	Excess Spread	$1,197,133.70

	4.	Total Excess Spread		$10,384,797.54

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		90.8082%

	2.	Series 2017-8 Allocable Principal Collections		$227,951,835.36

	3.	Principal Allocation Percentage of Series 2017-8 Allocable Principal Collections		$206,998,907.09

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$206,998,907.09

	6.	Shared Principal Collections from other Series allocated to Series 2017-8		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,011,691.74

	8.	Available Principal Collections (total of items 5, 6 and 7)		$208,010,598.83

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$61,638,000.00

	2.	Required Collateral Invested Amount		$61,638,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$208,010,598.83

M.	Application of Principal Collections During Accumulation or Amortization Period

	1. Principal Funding Account	$0.00

	2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3. Distribution of Principal	$0.00

	4. Treated as Shared Principal Collections	$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2017-8

	1. Excess Spread	$10,384,797.54

	2. Excess Finance Charge Collections	$0.00

	3. Applied to fund Class A Required Amount	$0.00

	4. Class A Investor Charge-Offs treated as Available Principal Collections	$0.00

	5. Applied to fund overdue Class B Interest	$0.00

	6. Applied to fund Class B Required Amount	$32,880.01

	7. Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00

	8. Applied to Collateral Senior Minimum Monthly Interest	$84,964.92

	9. Applied to unpaid Monthly Servicing Fee	$1,053,640.00

	10. Collateral Default Amount treated as Available Principal Collections	$98,640.04

	11. Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00

	12. Deposited to Reserve Account	$0.00

	13. Remaining Excess Spread distributed to Collateral Interest Holder(s)	$9,114,672.57

O.	Yield and Base Rate

	1. Base Rate

	a. Current Monthly Period	4.4373%

	b. Prior Monthly Period	4.0142%

	c. Second Prior Monthly Period	4.2073%

	2. Three Month Average Base Rate	4.2196%

	3. Series Adjusted Portfolio Yield

	a. Current Monthly Period	21.6831%

	b. Prior Monthly Period	21.2077%

	c. Second Prior Monthly Period	20.5807%

	4. Three Month average Series Adjusted Portfolio Yield	21.1571%

	5. Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P.	Reassignment Amount

	Adjusted Invested Amount	$632,184,000.00

	Monthly Interest	$1,184,706.20

	Monthly Interest previously due but not paid	$0.00

	Additional Interest	$0.00

	Additional Interest previously due but not paid	$0.00

	Reassignment Amount	$633,368,706.20

Series 2018-1 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,258,543,043.61	1,142,860,000.00	115,683,043.61
Beginning Adjusted Invested Amount	N/A	1,142,860,000.00	N/A
Floating Allocation Percentage	N/A	90.8082%	9.1918%
Principal Allocation Percentage	N/A	90.8082%	9.1918%
Collections of Finance Charge Receivables	24,610,159.17	22,348,037.00	2,262,122.17
Collections of Principal Receivables	412,090,521.99	374,211,892.36	37,878,629.63
Defaulted Amount	2,014,061.73	1,828,932.75	185,128.98
Ending Invested Amount / Transferor Amount	1,251,785,284.38	1,142,860,000.00	108,925,284.38

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon September 17, 2018 to October 14, 2018	2.67000%	2.82000%	3.07000%
Monthly Interest Due	2,225,000.00	100,716.30	146,193.40	2,471,909.70
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,225,000.00	100,716.30	146,193.40	2,471,909.70
Investor Default Amount	1,600,312.15	68,586.18	160,034.42	1,828,932.75
Investor Monthly Fees Due	1,666,666.67	71,430.00	166,670.00	1,904,766.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,491,978.82	240,732.48	472,897.82	6,205,609.12
Reallocated Investor Finance Charge Collections				22,762,202.98
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.2852%
Base Rate				4.9921%
Excess Spread Percentage				17.3844%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,000,000,000.00	42,858,000.00	100,002,000.00	1,142,860,000.00
Distributions of Interest	2,225,000.00	100,716.30	146,193.40	2,471,909.70
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,225,000.00	100,716.30	146,193.40	2,471,909.70
Ending Certificates Balance	1,000,000,000.00	42,858,000.00	100,002,000.00	1,142,860,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.23

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.23

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.35

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.35

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$16,702,787.27

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$146,193.40

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$16,556,593.87

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$19,916,877.82

		a.	Class A Monthly Interest	$2,225,000.00

		b.	Class A Outstanding Monthly Interest	$0.00

		c.	Class A Additional Interest	$0.00

		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,600,312.15

		e.	Excess Spread	$16,091,565.67

	2.	Class B Available Funds		$853,597.55

		a.	Class B Monthly Interest	$100,716.30

		b.	Class B Outstanding Monthly Interest	$0.00

		c.	Class B Additional Interest	$0.00

		d.	Excess Spread	$752,881.25

	3.	Collateral Available Funds		$1,991,727.62
		a.	Excess Spread	$1,991,727.62

	4.	Total Excess Spread		$18,836,174.54

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		90.8082%

	2.	Series 2018-1 Allocable Principal Collections		$412,090,521.99

	3.	Principal Allocation Percentage of Series 2018-1 Allocable Principal Collections		$374,211,892.36

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$374,211,892.36

	6.	Shared Principal Collections from other Series allocated to Series 2018-1		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,828,932.75

	8.	Available Principal Collections (total of items 5, 6 and 7)		$376,040,825.11

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$100,002,000.00

	2.	Required Collateral Invested Amount		$100,002,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$376,040,825.11

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3.	Distribution of Principal	$0.00

	4.	Treated as Shared Principal Collections	$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-1
	1.	Excess Spread	$18,836,174.54
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$68,586.18
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest	$146,193.40
	9.	Applied to unpaid Monthly Servicing Fee	$1,904,766.67
	10.	Collateral Default Amount treated as Available Principal Collections	$160,034.42
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$16,556,593.87

O.	Yield and Base Rate

	1.	Base Rate
		a. Current Monthly Period	4.9921%
		b. Prior Monthly Period	4.2358%
		c. Second Prior Monthly Period	4.6593%

	2.	Three Month Average Base Rate	4.6291%

	3.	Series Adjusted Portfolio Yield
		a. Current Monthly Period	22.2852%
		b. Prior Monthly Period	21.8690%
		c. Second Prior Monthly Period	21.2453%

	4.	Three Month average Series Adjusted Portfolio Yield	21.7998%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P.	Reassignment Amount
		Adjusted Invested Amount	$1,142,860,000.00
		Monthly Interest	$2,669,056.50
		Monthly Interest previously due but not paid	$0.00
		Additional Interest	$0.00
		Additional Interest previously due but not paid	$0.00
		Reassignment Amount	$1,145,529,056.50

Series 2018-2 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	629,271,521.81	571,430,000.00	57,841,521.81
Beginning Adjusted Invested Amount	N/A	571,430,000.00	N/A
Floating Allocation Percentage	N/A	90.8082%	9.1918%
Principal Allocation Percentage	N/A	90.8082%	9.1918%
Collections of Finance Charge Receivables	12,305,079.59	11,174,018.51	1,131,061.08
Collections of Principal Receivables	206,045,261.00	187,105,946.18	18,939,314.82
Defaulted Amount	1,007,030.87	914,466.38	92,564.49

Ending Invested Amount / Transferor Amount	625,892,642.19	571,430,000.00	54,462,642.19

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon September 17, 2018 to October 14, 2018	3.01000%	3.18000%	3.43000%
Monthly Interest Due	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Investor Default Amount	800,156.08	34,293.09	80,017.21	914,466.38
Investor Monthly Fees Due	833,333.33	35,715.00	83,335.00	952,383.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,887,656.08	126,794.94	245,020.51	3,259,471.53
Reallocated Investor Finance Charge Collections				11,537,768.46
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.6187%
Base Rate				5.3495%
Excess Spread Percentage				17.3844%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	21,429,000.00	50,001,000.00	571,430,000.00
Distributions of Interest	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,254,166.67	56,786.85	81,668.30	1,392,621.82
Ending Certificates Balance	500,000,000.00	21,429,000.00	50,001,000.00	571,430,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.51

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.51

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.65

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.65

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$8,359,965.23

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$81,668.30

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,278,296.93

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$10,095,522.16
		a.	Class A Monthly Interest	$1,254,166.67
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$800,156.08
		e.	Excess Spread	$8,041,199.41

	2.	Class B Available Funds		$432,673.89
		a.	Class B Monthly Interest	$56,786.85
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$375,887.04

	3.	Collateral Available Funds		$1,009,572.41

		a.	Excess Spread	$1,009,572.41

	4.	Total Excess Spread		$9,426,658.86

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		90.8082%

	2.	Series 2018-2 Allocable Principal Collections		$206,045,261.00

	3.	Principal Allocation Percentage of Series 2018-2 Allocable Principal Collections		$187,105,946.18

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$187,105,946.18

	6.	Shared Principal Collections from other Series allocated to Series 2018-2		$0.00

	7.	Other amounts treated as Available Principal Collections:		$914,466.38

	8.	Available Principal Collections (total of items 5, 6 and 7)		$188,020,412.56

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$50,001,000.00

	2.	Required Collateral Invested Amount		$50,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$188,020,412.56

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-2

	1.	Excess Spread		$9,426,658.86
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$34,293.09
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$81,668.30
	9.	Applied to unpaid Monthly Servicing Fee		$952,383.33
	10.	Collateral Default Amount treated as Available Principal Collections		$80,017.21
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$8,278,296.93

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	5.3495%
		b.	Prior Monthly Period	4.5390%
		c.	Second Prior Monthly Period	4.9929%
	2.	Three Month Average Base Rate		4.9605%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	22.6187%
		b.	Prior Monthly Period	22.1918%
		c.	Second Prior Monthly Period	21.5681%
	4.	Three Month average Series Adjusted Portfolio Yield		22.1262%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$571,430,000.00
		Monthly Interest		$1,498,516.80
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$572,928,516.80

Series 2018-3 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	632,889,037.42	574,715,000.00	58,174,037.42
Beginning Adjusted Invested Amount	N/A	574,715,000.00	N/A
Floating Allocation Percentage	N/A	90.8082%	9.1918%
Principal Allocation Percentage	N/A	90.8082%	9.1918%
Collections of Finance Charge Receivables	12,375,818.24	11,238,254.99	1,137,563.25
Collections of Principal Receivables	207,229,760.73	188,181,568.80	19,048,191.93
Defaulted Amount	1,012,820.02	919,723.40	93,096.62

Ending Invested Amount / Transferor Amount	629,490,733.52	574,715,000.00	54,775,733.52

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	September 13, 2018	September 13, 2018	September 13, 2018
Coupon September 17, 2018 to October 14, 2018	2.47844%	2.65844%	2.90844%
Monthly Interest Due	963,837.78	38,622.11	84,506.02	1,086,965.91
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	963,837.78	38,622.11	84,506.02	1,086,965.91
Investor Default Amount	800,156.08	29,892.23	89,675.09	919,723.40
Investor Monthly Fees Due	833,333.33	31,131.67	93,393.33	957,858.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,597,327.19	99,646.01	267,574.44	2,964,547.64
Reallocated Investor Finance Charge Collections				11,250,646.38
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.8705%
Base Rate				4.6381%
Excess Spread Percentage				17.3013%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00
Distributions of Interest	963,837.78	38,622.11	84,506.02	1,086,965.91
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	963,837.78	38,622.11	84,506.02	1,086,965.91
Ending Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.93

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.93

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.07

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.07

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$8,370,604.76

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$84,506.02

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,286,098.74

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$9,788,022.22
		a.	Class A Monthly Interest	$963,837.78
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$800,156.08
		e.	Excess Spread	$8,024,028.36

	2.	Class B Available Funds		$365,660.93
		a.	Class B Monthly Interest	$38,622.11
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$327,038.82

	3.	Collateral Available Funds		$1,096,963.23

		a.	Excess Spread	$1,096,963.23

	4.	Total Excess Spread		$9,448,030.41

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		90.8082%

	2.	Series 2018-3 Allocable Principal Collections		$207,229,760.73

	3.	Principal Allocation Percentage of Series 2018-3 Allocable Principal Collections		$188,181,568.80

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$188,181,568.80

	6.	Shared Principal Collections from other Series allocated to Series 2018-3		$0.00

	7.	Other amounts treated as Available Principal Collections:		$919,723.40

	8.	Available Principal Collections (total of items 5, 6 and 7)		$189,101,292.20

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$56,036,000.00

	2.	Required Collateral Invested Amount		$56,036,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$189,101,292.20

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-3

	1.	Excess Spread		$9,448,030.41
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$29,892.23
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$84,506.02
	9.	Applied to unpaid Monthly Servicing Fee		$957,858.33
	10.	Collateral Default Amount treated as Available Principal Collections		$89,675.09
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$8,286,098.74

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.6381%
		b.	Prior Monthly Period	4.2150%
		c.	Second Prior Monthly Period	4.4081%
	2.	Three Month Average Base Rate		4.4204%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	21.8705%
		b.	Prior Monthly Period	21.4214%
		c.	Second Prior Monthly Period	20.7750%
	4.	Three Month average Series Adjusted Portfolio Yield		21.3556%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$574,715,000.00
		Monthly Interest		$1,165,540.33
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$575,880,540.33

Series 2018-4 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,132,687,638.03	1,028,573,000.00	104,114,638.03
Beginning Adjusted Invested Amount	N/A	1,028,573,000.00	N/A
Floating Allocation Percentage	N/A	90.8082%	9.1918%
Principal Allocation Percentage	N/A	90.8082%	9.1918%
Collections of Finance Charge Receivables	22,149,121.72	20,113,213.75	2,035,907.97
Collections of Principal Receivables	370,881,109.21	336,790,375.68	34,090,733.53
Defaulted Amount	1,812,653.80	1,646,037.88	166,615.92
Ending Invested Amount / Transferor Amount	1,126,605,660.63	1,028,573,000.00	98,032,660.63

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon September 17, 2018 to October 14, 2018	2.99000%	3.18000%	3.42000%
Monthly Interest Due	2,242,500.00	102,215.80	146,572.65	2,491,288.45
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,242,500.00	102,215.80	146,572.65	2,491,288.45
Investor Default Amount	1,440,280.95	61,727.24	144,029.69	1,646,037.88
Investor Monthly Fees Due	1,500,000.00	64,286.67	150,001.67	1,714,288.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,182,780.95	228,229.71	440,604.01	5,851,614.67
Reallocated Investor Finance Charge Collections				20,752,534.66
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.6005%
Base Rate				5.3300%
Excess Spread Percentage				17.3844%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	900,000,000.00	38,572,000.00	90,001,000.00	1,028,573,000.00
Distributions of Interest	2,242,500.00	102,215.80	146,572.65	2,491,288.45
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,242,500.00	102,215.80	146,572.65	2,491,288.45
Ending Certificates Balance	900,000,000.00	38,572,000.00	90,001,000.00	1,028,573,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$2.49

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$2.49

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.65

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.65

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$15,047,492.64

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$146,572.65

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$14,900,919.99

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$18,158,440.09

		a.	Class A Monthly Interest	$2,242,500.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,440,280.95
		e.	Excess Spread	$14,475,659.14

	2.	Class B Available Funds		$778,230.39

		a.	Class B Monthly Interest	$102,215.80
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$676,014.59

	3.	Collateral Available Funds		$1,815,864.18

		a.	Excess Spread	$1,815,864.18

	4.	Total Excess Spread		$16,967,537.91

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		90.8082%

	2.	Series 2018-4 Allocable Principal Collections		$370,881,109.21

	3.	Principal Allocation Percentage of Series 2018-4 Allocable Principal Collections		$336,790,375.68

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$336,790,375.68

	6.	Shared Principal Collections from other Series allocated to Series 2018-4		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,646,037.88

	8.	Available Principal Collections (total of items 5, 6 and 7)		$338,436,413.56

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$90,001,000.00

	2.	Required Collateral Invested Amount		$90,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$338,436,413.56

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-4
	1.	Excess Spread		$16,967,537.91
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$61,727.24
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$146,572.65
	9.	Applied to unpaid Monthly Servicing Fee		$1,714,288.34
	10.	Collateral Default Amount treated as Available Principal Collections		$144,029.69
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$14,900,919.99

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	5.3300%
		b.	Prior Monthly Period	4.5224%
		c.	Second Prior Monthly Period	4.9746%
	2.	Three Month Average Base Rate		4.9423%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	22.6005%
		b.	Prior Monthly Period	22.1742%
		c.	Second Prior Monthly Period	21.5504%
	4.	Three Month average Series Adjusted Portfolio Yield		22.1084%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$1,028,573,000.00
		Monthly Interest		$2,677,076.92
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$1,031,250,076.92

Series 2018-5 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	759,464,642.46	689,656,000.00	69,808,642.46
Beginning Adjusted Invested Amount	N/A	689,656,000.00	N/A
Floating Allocation Percentage	N/A	90.8082%	9.1918%
Principal Allocation Percentage	N/A	90.8082%	9.1918%
Collections of Finance Charge Receivables	14,850,938.82	13,485,866.87	1,365,071.95
Collections of Principal Receivables	248,674,991.72	225,817,227.69	22,857,764.03
Defaulted Amount	1,215,380.50	1,103,664.88	111,715.62
Ending Invested Amount / Transferor Amount	755,386,689.60	689,656,000.00	65,730,689.60

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	September 13, 2018	September 13, 2018	September 13, 2018
Coupon September 17, 2018 to October 14, 2018	2.49844%	2.70844%	2.95844%
Monthly Interest Due	1,165,938.67	47,216.54	103,149.63	1,316,304.84
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,165,938.67	47,216.54	103,149.63	1,316,304.84
Investor Default Amount	960,187.29	35,869.40	107,608.19	1,103,664.88
Investor Monthly Fees Due	1,000,000.00	37,356.67	112,070.00	1,149,426.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,126,125.96	120,442.61	322,827.82	3,569,396.39
Reallocated Investor Finance Charge Collections				13,512,686.04
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.8916%
Base Rate				4.6607%
Excess Spread Percentage				17.3013%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	600,000,000.00	22,414,000.00	67,242,000.00	689,656,000.00
Distributions of Interest	1,165,938.67	47,216.54	103,149.63	1,316,304.84
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,165,938.67	47,216.54	103,149.63	1,316,304.84
Ending Certificates Balance	600,000,000.00	22,414,000.00	67,242,000.00	689,656,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.94

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.94

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.11

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.11

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$10,046,439.28

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$103,149.63

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$9,943,289.65

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$11,756,022.75

		a.	Class A Monthly Interest	$1,165,938.67
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$960,187.29
		e.	Excess Spread	$9,629,896.79

	2.	Class B Available Funds		$439,165.82

		a.	Class B Monthly Interest	$47,216.54
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$391,949.28

	3.	Collateral Available Funds		$1,317,497.47

		a.	Excess Spread	$1,317,497.47

	4.		Total Excess Spread	$11,339,343.54

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		90.8082%

	2.	Series 2018-5 Allocable Principal Collections		$248,674,991.72

	3.	Principal Allocation Percentage of Series 2018-5 Allocable Principal Collections		$225,817,227.69

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$225,817,227.69

	6.	Shared Principal Collections from other Series allocated to Series 2018-5		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,103,664.88

	8.	Available Principal Collections (total of items 5, 6 and 7)		$226,920,892.57

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$67,242,000.00

	2.	Required Collateral Invested Amount		$67,242,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$226,920,892.57

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-5
	1.	Excess Spread		$11,339,343.54
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$35,869.40
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$103,149.63
	9.	Applied to unpaid Monthly Servicing Fee		$1,149,426.67
	10.	Collateral Default Amount treated as Available Principal Collections		$107,608.19
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$9,943,289.65

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.6607%
		b.	Prior Monthly Period	4.2376%
		c.	Second Prior Monthly Period	4.4307%
	2.	Three Month Average Base Rate		4.4430%

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	21.8916%
		b.	Prior Monthly Period	21.4455%
		c.	Second Prior Monthly Period	20.7969%
	4.	Three Month average Series Adjusted Portfolio Yield		21.3780%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?		Yes

P.	Reassignment Amount
		Adjusted Invested Amount		$689,656,000.00
		Monthly Interest		$1,414,949.05
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$691,070,949.05

Series 2018-6 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,478,786,424.41	1,342,859,000.00	135,927,424.41
Beginning Adjusted Invested Amount	N/A	1,342,859,000.00	N/A
Floating Allocation Percentage	N/A	90.8082%	9.1918%
Principal Allocation Percentage	N/A	90.8082%	9.1918%
Collections of Finance Charge Receivables	28,916,904.73	26,258,914.15	2,657,990.58
Collections of Principal Receivables	484,205,822.47	439,698,482.37	44,507,340.10
Defaulted Amount	2,366,519.89	2,148,993.58	217,526.31

Ending Invested Amount / Transferor Amount	1,470,846,066.18	1,342,859,000.00	127,987,066.18

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon September 17, 2018 to October 14, 2018	3.06000%	3.25000%	3.54000%
Monthly Interest Due	2,996,250.00	136,386.25	198,071.85	3,330,708.10
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,996,250.00	136,386.25	198,071.85	3,330,708.10
Investor Default Amount	1,880,366.78	80,588.52	188,038.28	2,148,993.58
Investor Monthly Fees Due	1,958,333.33	83,930.00	195,835.00	2,238,098.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,834,950.11	300,904.77	581,945.13	7,717,800.01
Reallocated Investor Finance Charge Collections				27,171,776.07
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				22.6713%
Base Rate				5.4059%
Excess Spread Percentage				17.3844%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,175,000,000.00	50,358,000.00	117,501,000.00	1,342,859,000.00
Distributions of Interest	2,996,250.00	136,386.25	198,071.85	3,330,708.10
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	2,996,250.00	136,386.25	198,071.85	3,330,708.10
Ending Certificates Balance	1,175,000,000.00	50,358,000.00	117,501,000.00	1,342,859,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1) The total amount of the distribution:	$2.55

	(2) The amount of the distribution in respect of Class A Monthly Interest:	$2.55

	(3) The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4) The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5) The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1) The total amount of Class A Investor Charge-Offs:	$0.00

	(2) The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4) The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1) The total amount of the distribution in respect of Class B Certificates:	$2.71

	(2) The amount of the distribution in respect of Class B Monthly Interest:	$2.71

	(3) The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4) The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5) The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Informationregarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1) The total amount distributed to the Collateral Interest Holder:	$19,652,047.91

	(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$198,071.85

	(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$19,453,976.06

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds	$23,775,271.18

		a. Class A Monthly Interest	$2,996,250.00
		b. Class A Outstanding Monthly Interest	$0.00
		c. Class A Additional Interest	$0.00
		d. Class A Investor Default Amount (treated as Available Principal Collections)	$1,880,366.78
		e. Excess Spread	$18,898,654.40

	2.	Class B Available Funds	$1,018,957.54

		a. Class B Monthly Interest	$136,386.25
		b. Class B Outstanding Monthly Interest	$0.00
		c. Class B Additional Interest	$0.00
		d. Excess Spread	$882,571.29

	3.	Collateral Available Funds	$2,377,547.35

		a. Excess Spread	$2,377,547.35

	4.	Total Excess Spread	$22,158,773.04

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage	90.8082%

	2.	Series 2018-6 Allocable Principal Collections	$484,205,822.47

	3.	Principal Allocation Percentage of Series 2018-6 Allocable Principal Collections	$439,698,482.37

	4.	Reallocated Principal Collections Required to fund the Required Amount	$0.00

	5.	Item 3 minus Item 4	$439,698,482.37

	6.	Shared Principal Collections from other Series allocated to Series 2018-6	$0.00

	7.	Other amounts treated as Available Principal Collections:	$2,148,993.58

	8.	Available Principal Collections (total of items 5, 6 and 7)	$441,847,475.95

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount	$117,501,000.00

	2.	Required Collateral Invested Amount	$117,501,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	4.	Treated as Shared Principal Collections	$441,847,475.95

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3.	Distribution of Principal	$0.00

	4.	Treated as Shared Principal Collections	$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-6
	1.	Excess Spread	$22,158,773.04
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$80,588.52
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest	$198,071.85
	9.	Applied to unpaid Monthly Servicing Fee	$2,238,098.33
	10.	Collateral Default Amount treated as Available Principal Collections	$188,038.28
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$19,453,976.06

O.	Yield and Base Rate

	1.	Base Rate
		a. Current Monthly Period	5.4059%
		b. Prior Monthly Period	4.5868%
		c. Second Prior Monthly Period	4.9143%

	2.	Three Month Average Base Rate	4.9690%

	3.	Series Adjusted Portfolio Yield
		a. Current Monthly Period	22.6713%
		b. Prior Monthly Period	22.2427%
		c. Second Prior Monthly Period	20.8402%
	4.	Three Month average Series Adjusted Portfolio Yield	21.9181%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P.	Reassignment Amount
		Adjusted Invested Amount	$1,342,859,000.00
		Monthly Interest	$3,604,739.55
		Monthly Interest previously due but not paid	$0.00
		Additional Interest	$0.00
		Additional Interest previously due but not paid	$0.00
		Reassignment Amount	$1,346,463,739.55

Series 2018-7 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	664,533,764.60	603,451,000.00	61,082,764.60
Beginning Adjusted Invested Amount	N/A	603,451,000.00	N/A
Floating Allocation Percentage	N/A	90.8082%	9.1918%
Principal Allocation Percentage	N/A	90.8082%	9.1918%
Collections of Finance Charge Receivables	12,994,614.53	11,800,172.62	1,194,441.91
Collections of Principal Receivables	217,591,338.91	197,590,729.10	20,000,609.81
Defaulted Amount	1,063,461.46	965,709.97	97,751.49

Ending Invested Amount / Transferor Amount	660,965,544.02	603,451,000.00	57,514,544.02

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	September 13, 2018	September 13, 2018	September 13, 2018
Coupon September 17, 2018 to October 14, 2018	2.51844%	2.72844%	3.05844%
Monthly Interest Due	1,028,363.00	41,621.14	93,307.91	1,163,292.05
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,028,363.00	41,621.14	93,307.91	1,163,292.05
Investor Default Amount	840,163.88	31,386.92	94,159.17	965,709.97
Investor Monthly Fees Due	875,000.00	32,688.33	98,063.33	1,005,751.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,743,526.88	105,696.39	285,530.41	3,134,753.68
Reallocated Investor Finance Charge Collections				11,835,160.96
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.9148%
Base Rate				4.6856%
Excess Spread Percentage				17.3013%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	525,000,000.00	19,613,000.00	58,838,000.00	603,451,000.00
Distributions of Interest	1,028,363.00	41,621.14	93,307.91	1,163,292.05
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,028,363.00	41,621.14	93,307.91	1,163,292.05
Ending Certificates Balance	525,000,000.00	19,613,000.00	58,838,000.00	603,451,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.96

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.96

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$2.12

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$2.12

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1) The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2) The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3) The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4) The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5) The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1) The total amount distributed to the Collateral Interest Holder:	$8,793,715.18

	(2) The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$93,307.91

	(3) The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4) The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5) The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,700,407.27

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1) The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2) The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds	$10,296,543.55

		a. Class A Monthly Interest	$1,028,363.00
		b. Class A Outstanding Monthly Interest	$0.00
		c. Class A Additional Interest	$0.00
		d. Class A Investor Default Amount (treated as Available Principal Collections)	$840,163.88
		e. Excess Spread	$8,428,016.67

	2.	Class B Available Funds	$384,659.25

		a. Class B Monthly Interest	$41,621.14
		b. Class B Outstanding Monthly Interest	$0.00
		c. Class B Additional Interest	$0.00
		d. Excess Spread	$343,038.11

	3.	Collateral Available Funds	$1,153,958.15

		a. Excess Spread	$1,153,958.15

	4.	Total Excess Spread	$9,925,012.93

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage	90.8082%

	2.	Series 2018-7 Allocable Principal Collections	$217,591,338.91

	3.	Principal Allocation Percentage of Series 2018-7 Allocable Principal Collections	$197,590,729.10

	4.	Reallocated Principal Collections Required to fund the Required Amount	$0.00

	5.	Item 3 minus Item 4	$197,590,729.10

	6.	Shared Principal Collections from other Series allocated to Series 2018-7	$0.00

	7.	Other amounts treated as Available Principal Collections:	$965,709.97

	8.	Available Principal Collections (total of items 5, 6 and 7)	$198,556,439.07

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount	$58,838,000.00

	2.	Required Collateral Invested Amount	$58,838,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	4.	Treated as Shared Principal Collections	$198,556,439.07

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account	$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00

	3.	Distribution of Principal	$0.00

	4.	Treated as Shared Principal Collections	$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-7
	1.	Excess Spread	$9,925,012.93
	2.	Excess Finance Charge Collections	$0.00
	3.	Applied to fund Class A Required Amount	$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections	$0.00
	5.	Applied to fund overdue Class B Interest	$0.00
	6.	Applied to fund Class B Required Amount	$31,386.92
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections	$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest	$93,307.91
	9.	Applied to unpaid Monthly Servicing Fee	$1,005,751.66
	10.	Collateral Default Amount treated as Available Principal Collections	$94,159.17
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections	$0.00
	12.	Deposited to Reserve Account	$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)	$8,700,407.27

O.	Yield and Base Rate

	1.	Base Rate
		a. Current Monthly Period	4.6856%
		b. Prior Monthly Period	4.2624%
		c. Second Prior Monthly Period	4.4648%

	2.	Three Month Average Base Rate	4.4709%

	3.	Series Adjusted Portfolio Yield
		a. Current Monthly Period	21.9148%
		b. Prior Monthly Period	21.4720%
		c. Second Prior Monthly Period	20.2796%
	4.	Three Month average Series Adjusted Portfolio Yield	21.2221%

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average Base Rate?	Yes

P.	Reassignment Amount
		Adjusted Invested Amount	$603,451,000.00
		Monthly Interest	$1,257,236.32
		Monthly Interest previously due but not paid	$0.00
		Additional Interest	$0.00
		Additional Interest previously due but not paid	$0.00
		Reassignment Amount	$604,708,236.32

Series 2018-8 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	1,006,833,333.67	914,287,000.00	92,546,333.67
Beginning Adjusted Invested Amount	N/A	914,287,000.00	N/A
Floating Allocation Percentage	N/A	90.8082%	9.1918%
Principal Allocation Percentage	N/A	90.8082%	9.1918%
Collections of Finance Charge Receivables	19,688,105.81	17,878,410.06	1,809,695.75
Collections of Principal Receivables	329,672,057.01	299,369,186.45	30,302,870.56
Defaulted Amount	1,611,247.62	1,463,144.60	148,103.02

Ending Invested Amount / Transferor Amount	1,001,427,132.19	914,287,000.00	87,140,132.19

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	N/A	N/A	N/A
Coupon September 24, 2018 to October 14, 2018	3.18000%	3.35000%	3.74000%
Monthly Interest Due	1,484,000.00	67,000.56	99,734.89	1,650,735.45
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,484,000.00	67,000.56	99,734.89	1,650,735.45
Investor Default Amount	1,280,249.73	54,868.30	128,026.57	1,463,144.60
Investor Monthly Fees Due	1,333,333.33	57,143.33	133,335.00	1,523,811.66
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,097,583.06	179,012.19	361,096.46	4,637,691.71
Reallocated Investor Finance Charge Collections				17,882,952.31
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.8503%
Base Rate				5.3107%
Excess Spread Percentage				17.3844%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	800,000,000.00	34,286,000.00	80,001,000.00	914,287,000.00
Distributions of Interest	1,484,000.00	67,000.56	99,734.89	1,650,735.45
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	1,484,000.00	67,000.56	99,734.89	1,650,735.45
Ending Certificates Balance	800,000,000.00	34,286,000.00	80,001,000.00	914,287,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.86

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.86

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1.95

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$1.95

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$13,344,995.50

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$99,734.89

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$13,245,260.61

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$15,647,561.27

		a.	Class A Monthly Interest	$1,484,000.00
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$1,280,249.73
		e.	Excess Spread	$12,883,311.54

	2.	Class B Available Funds		$670,615.36

		a.	Class B Monthly Interest	$67,000.56
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$603,614.80

	3.	Collateral Available Funds		$1,564,775.69

		a.	Excess Spread	$1,564,775.69

	4.	Total Excess Spread		$15,051,702.03

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		90.8082%

	2.	Series 2018-8 Allocable Principal Collections		$329,672,057.01

	3.	Principal Allocation Percentage of Series 2018-8 Allocable Principal Collections		$299,369,186.45

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$299,369,186.45

	6.	Shared Principal Collections from other Series allocated to Series 2018-8		$0.00

	7.	Other amounts treated as Available Principal Collections:		$1,463,144.60

	8.	Available Principal Collections (total of items 5, 6 and 7)		$300,832,331.05

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$80,001,000.00

	2.	Required Collateral Invested Amount		$80,001,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$300,832,331.05

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-8

	1.	Excess Spread		$15,051,702.03

	2.	Excess Finance Charge Collections		$0.00

	3.	Applied to fund Class A Required Amount		$0.00

	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00

	5.	Applied to fund overdue Class B Interest		$0.00

	6.	Applied to fund Class B Required Amount		$54,868.30

	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00

	8.	Applied to Collateral Senior Minimum Monthly Interest		$99,734.89

	9.	Applied to unpaid Monthly Servicing Fee		$1,523,811.66

	10.	Collateral Default Amount treated as Available Principal Collections		$128,026.57

	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00

	12.	Deposited to Reserve Account		$0.00

	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$13,245,260.61

O.	Yield and Base Rate

	1.	Base Rate

		a.	Current Monthly Period	5.3107%
		b.	Prior Monthly Period	N/A
		c.	Second Prior Monthly Period	N/A

	2.	Three Month Average Base Rate		N/A

	3.	Series Adjusted Portfolio Yield

		a.	Current Monthly Period	21.8503%
		b.	Prior Monthly Period	N/A
		c.	Second Prior Monthly Period	N/A
	4.	Three Month average Series Adjusted Portfolio Yield		N/A

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate?		N/A

P.	Reassignment Amount
		Adjusted Invested Amount		$914,287,000.00
		Monthly Interest		$1,783,736.56
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$916,070,736.56

Series 2018-9 Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	632,889,037.42	574,715,000.00	58,174,037.42
Beginning Adjusted Invested Amount	N/A	574,715,000.00	N/A
Floating Allocation Percentage	N/A	90.8082%	9.1918%
Principal Allocation Percentage	N/A	90.8082%	9.1918%
Collections of Finance Charge Receivables	12,375,818.24	11,238,254.99	1,137,563.25
Collections of Principal Receivables	207,229,760.73	188,181,568.80	19,048,191.93
Defaulted Amount	1,012,820.02	919,723.40	93,096.62

Ending Invested Amount / Transferor Amount	629,490,733.52	574,715,000.00	54,775,733.52

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account Balance	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Required Reserve Account Amount	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Investment Proceeds retained per Section 4.12(b)	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus (after giving effect to any principal distributions on the related Distribution Date)	0.00	0.00	0.00	0.00
Reserve Account Closing Balance (after giving effect to any principal distributions and Reserve Account withdrawals on the related Distribution Date)	0.00	0.00	0.00	0.00
LIBOR Determination Date	September 20, 2018	September 20, 2018	September 20, 2018
Coupon September 24, 2018 to October 14, 2018	2.59219%	2.80219%	3.21219%
Monthly Interest Due	756,055.42	30,532.90	69,998.71	856,587.03
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	756,055.42	30,532.90	69,998.71	856,587.03
Investor Default Amount	800,156.08	29,892.23	89,675.09	919,723.40
Investor Monthly Fees Due	833,333.33	31,131.67	93,393.33	957,858.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	2,389,544.83	91,556.80	253,067.13	2,734,168.76
Reallocated Investor Finance Charge Collections				11,020,267.50
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				21.3828%
Base Rate				4.7632%
Excess Spread Percentage				17.3013%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00
Distributions of Interest	756,055.42	30,532.90	69,998.71	856,587.03
Deposits to the Principal Funding Account	0.00	0.00	0.00	0.00
Distributions of Principal	0.00	0.00	0.00	0.00
Total Distributions	756,055.42	30,532.90	69,998.71	856,587.03
Ending Certificates Balance	500,000,000.00	18,679,000.00	56,036,000.00	574,715,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution:	$1.51

	(2)	The amount of the distribution in respect of Class A Monthly Interest:	$1.51

	(3)	The amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class A Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class A Certificates:	$0.00

E)	Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs.

	(1)	The total amount of Class A Investor Charge-Offs:	$0.00

	(2)	The amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00

	(4)	The amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F)	Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.

	(1)	The total amount of the distribution in respect of Class B Certificates:	$1.63

	(2)	The amount of the distribution in respect of Class B Monthly Interest:	$1.63

	(3)	The amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00

	(4)	The amount of the distribution in respect of Class B Additional Interest:	$0.00

	(5)	The amount of the distribution in respect of principal of the Class B Certificates:	$0.00

G)	Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.

	(1)	The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Class B Invested Amount:	$0.00

	(2)	The amount of the reductions in the Class B Invested Amount per $1,000 original certificate principal amount:	$0.00

	(3)	The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00

	(4)	The amount reimbursed in respect of such reductions in the Class B Invested Amount, per $1,000 original certificate principal amount:	$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H)	Information regarding distributions on the Distribution Date to the Collateral Interest Holder.

	(1)	The total amount distributed to the Collateral Interest Holder:	$8,356,097.45

	(2)	The amount of the distribution in respect of Collateral Senior Minimum Monthly Interest:	$69,998.71

	(3)	The amount of the distribution in respect of Collateral Senior Additional Interest:	$0.00

	(4)	The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

	(5)	The amount of the distribution to the Collateral Interest Holder in respect of remaining Excess Spread:	$8,286,098.74

I)	Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.

	(1)	The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d) and (e) of the definition of Collateral Invested Amount:	$0.00

	(2)	The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J.	Application of Reallocated Investor Finance Charge Collections

	1.	Class A Available Funds		$9,587,593.42

		a.	Class A Monthly Interest	$756,055.42
		b.	Class A Outstanding Monthly Interest	$0.00
		c.	Class A Additional Interest	$0.00
		d.	Class A Investor Default Amount (treated as Available Principal Collections)	$800,156.08
		e.	Excess Spread	$8,031,381.92

	2.	Class B Available Funds		$358,173.31

		a.	Class B Monthly Interest	$30,532.90
		b.	Class B Outstanding Monthly Interest	$0.00
		c.	Class B Additional Interest	$0.00
		d.	Excess Spread	$327,640.41

	3.	Collateral Available Funds		$1,074,500.77

		a.	Excess Spread	$1,074,500.77

	4.	Total Excess Spread		$9,433,523.10

K.	Reallocated Principal Collections

	1.	Principal Allocation Percentage		90.8082%

	2.	Series 2018-9 Allocable Principal Collections		$207,229,760.73

	3.	Principal Allocation Percentage of Series 2018-9 Allocable Principal Collections		$188,181,568.80

	4.	Reallocated Principal Collections Required to fund the Required Amount		$0.00

	5.	Item 3 minus Item 4		$188,181,568.80

	6.	Shared Principal Collections from other Series allocated to Series 2018-9		$0.00

	7.	Other amounts treated as Available Principal Collections:		$919,723.40

	8.	Available Principal Collections (total of items 5, 6 and 7)		$189,101,292.20

L.	Application of Available Principal Collections during Revolving Period

	1.	Collateral Invested Amount		$56,036,000.00

	2.	Required Collateral Invested Amount		$56,036,000.00

	3.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	4.	Treated as Shared Principal Collections		$189,101,292.20

M.	Application of Principal Collections During Accumulation or Amortization Period

	1.	Principal Funding Account		$0.00

	2.	Excess of Collateral Invested Amount over Required Collateral Invested Amount		$0.00

	3.	Distribution of Principal		$0.00

	4.	Treated as Shared Principal Collections		$0.00

N.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2018-9
	1.	Excess Spread		$9,433,523.10
	2.	Excess Finance Charge Collections		$0.00
	3.	Applied to fund Class A Required Amount		$0.00
	4.	Class A Investor Charge-Offs treated as Available Principal Collections		$0.00
	5.	Applied to fund overdue Class B Interest		$0.00
	6.	Applied to fund Class B Required Amount		$29,892.23
	7.	Reduction of Class B Invested Amount treated as Available Principal Collections		$0.00
	8.	Applied to Collateral Senior Minimum Monthly Interest		$69,998.71
	9.	Applied to unpaid Monthly Servicing Fee		$957,858.33
	10.	Collateral Default Amount treated as Available Principal Collections		$89,675.09
	11.	Reduction of Collateral Invested Amount treated as Available Principal Collections		$0.00
	12.	Deposited to Reserve Account		$0.00
	13.	Remaining Excess Spread distributed to Collateral Interest Holder(s)		$8,286,098.74

O.	Yield and Base Rate

	1.	Base Rate
		a.	Current Monthly Period	4.7632%
		b.	Prior Monthly Period	N/A
		c.	Second Prior Monthly Period	N/A

	2.	Three Month Average Base Rate		N/A

	3.	Series Adjusted Portfolio Yield
		a.	Current Monthly Period	21.3828%
		b.	Prior Monthly Period	N/A
		c.	Second Prior Monthly Period	N/A

	4.	Three Month average Series Adjusted Portfolio Yield		N/A

	5.	Is the 3 month average Series Adjusted Portfolio Yield more than the 3 month average base rate?		N/A

P.	Reassignment Amount
		Adjusted Invested Amount		$574,715,000.00
		Monthly Interest		$924,275.57
		Monthly Interest previously due but not paid		$0.00
		Additional Interest		$0.00
		Additional Interest previously due but not paid		$0.00
		Reassignment Amount		$575,639,275.57

Series 2016-E-II Certificates

A. Investor/Transferor Allocations	Series Allocations	Total Investor Interest	Transferors’ Interest
Beginning Invested Amount/Transferor Amount	7,866,031.68	7,143,000.00	723,031.68
Beginning Adjusted Invested Amount	N/A	7,143,000.00	N/A
Floating Allocation Percentage	N/A	90.8082%	9.1918%
Principal Allocation Percentage	N/A	90.8082%	9.1918%
Collections of Finance Charge Receivables	153,816.19	139,677.68	14,138.51
Collections of Principal Receivables	2,575,610.83	2,338,865.25	236,745.58
Defaulted Amount	12,588.11	11,431.03	1,157.08

Ending Invested Amount / Transferor Amount	7,823,794.94	7,143,000.00	680,794.94

B. Monthly Period Funding Requirements			Total
LIBOR Determination Date			N/A
Coupon September 17, 2018 - October 14, 2018			5.23000%
Monthly Interest Due			31,131.58
Outstanding Monthly Interest Due			0.00
Additional Interest Due			0.00
Total Interest Due			31,131.58
Investor Default Amount			11,431.03
Investor Monthly Fees Due			11,905.00
Investor Additional Amounts Due			0.00
Total Due			54,467.61
Investor Finance Charge Collections			139,677.68
Series Adjusted Portfolio Yield			21.84%

C. Certificates - Balances and Distributions			Total
Beginning Certificates Balance			7,143,000.00
Distributions of Interest			31,131.58
Distributions of Principal			0.00
Total Distributions			31,131.58
Ending Certificates Balance			7,143,000.00

D)	Information regarding distributions on the Distribution Date in respect of the Series 2016-E-II Certificates per $1,000 certificate principal amount

	(1)	The total amount of the distribution	$4.36

	(2)	The amount of the distribution in respect of Monthly Interest	$4.36

	(3)	The amount of the distribution in respect of Outstanding Monthly Interest	$0.00

	(4)	The amount of the distribution in respect of Additional Interest	$0.00

	(5)	The amount of the distribution in respect of principal of the Series 2016-E-II Certificates	$0.00

E.	Amount of reductions in the Scheduled Partial Amortization Amounts pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount on such Distribution Date

	(1)	The amount of reductions in the Scheduled Partial Amortization Amount for each of the following Referenced Series pursuant to clauses (c) and (d) of the definition of Scheduled Partial Amortization Amount:
		c.	Series 2013-2	$0.00

	(2)	The amount of the aggregate reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount		$0.00

	(3)	The total amount reimbursed in respect of the reductions in the Scheduled Partial Amortization Amount for each of the following References Series:
		c.	Series 2013-2	$0.00

	(4)	The aggregate amount reimbursed in respect of such reductions in the Scheduled Partial Amortization Amounts per $1,000 certificate principal amount		$0.00

	(5)	The amount, if any, by which the outstanding principal balance of the Series 2016-E-II Certificates exceeds the Invested Amount after giving effect to all transactions on such Distribution Date		$0.00

F. Scheduled Partial Amortization Amounts/ Series 2016-E-II Invested Amount

Series	Beginning Scheduled Partial Amortization Amount	Distributions of Principal	Pro rata share of Investor Charge-Offs	Reallocated Principal Collections Applied	Reimbursements	Ending Scheduled Partial Amortization Amount
2013-2	7,143,000.00	0.00	0.00	0.00	0.00	7,143,000.00

Series 2016-E-II
Invested Amount	7,143,000.00	0.00	0.00	0.00	0.00	7,143,000.00
(aggregate of Scheduled Partial Amortization Amounts)

G.	Application of Investor Finance Charge Collections

	1.	Available Funds		$139,677.68
		a.	Monthly Servicing Fee	$0.00
		b.	Aggregate application of Referenced Series Shortfall Coverage Amounts	$0.00
		c.	Investor Default Amount (treated as Available Principal Collections):	$11,431.03
		d.	Monthly Interest	$31,131.58
		e.	Outstanding Monthly Interest	$0.00
		f.	Additional Interest	$0.00

	2.	Excess Spread		$97,115.07

H.	Reallocated Principal Collections

	1.	Principal Allocation Percentage	90.8082%

	2.	Series 2016-E-II Allocable Principal Collections	$2,575,610.83

	3.	Principal Allocation Percentage of Series 2016-E-II Allocable Principal Collections	$2,338,865.25

	4.	Aggregate amount of Reallocated Principal Collections required to fund the Referenced Series Adjusted Shortfalls	$0.00

	5.	Item 3 minus item 4	$2,338,865.25

	6.	Shared Principal Collections from other Series allocated to Series 2016-E-II	$0.00

	7.	Other amounts treated as Available Principal Collections	$11,431.03

	8.	Available Principal Collections (total of items 5, 6 and 7)	$2,350,296.28

I.	Application of Available Principal Collections during Revolving Period

	1.	Treated as Shared Principal Collections	$2,350,296.28

J.	Application of Principal Collections During Scheduled Partial Amortization Period or Early Amortization Period.

	1.	Retained during an Early Amortization Period	$0.00

	2.	Aggregate application to fund Scheduled Partial Amortization Amounts during a Scheduled Partial Amortization Period	$0.00

	3.	Treated as Shared Principal Collections:	$0.00

K.	Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2016-E-II

	1.	Excess Spread	$97,115.07

	2.	Excess Finance Charge Collections	$0.00

	3.	Applied to fund Required Amount	$0.00

	4.	Investor Charge-Offs treated as Available Principal Collections	$0.00

	5.	Applied to unpaid Monthly Servicing Fee	$11,905.00

	6.	Aggregate reimbursement of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00

	7.	Applied to fund Series 2016-E-I Shortfall	$0.00

	8.	Remaining Excess Spread distributed to Holders of Transferor Certificate	$85,210.07

L.    Amounts and Applications Relating to the Referenced Series

Series	Referenced Series Adjusted Shortfall	Referenced Series Shortfall Coverage Amount	Allocable portion of Reallocated Principal Collections	Applied to fund Scheduled Partial Amortization Amount	Reimbursements of reductions of Scheduled Partial Amortization Amount
2013-2	0.00	0.00	0.00	0.00	0.00
Aggregate for all Referenced Series
	0.00	0.00	0.00	0.00	0.00

M.	Application of Funds from Series 2016-E-I:

	1.	Applied under Section 4.05

		a.	Shortfalls in Monthly Servicing Fee	$0.00

		b.	Shortfalls in Investor Default Amount (treated as Available Principal Collections)	$0.00

		c.	Shortfalls in Monthly Interest, Outstanding Monthly Interest and Additional Interest	$0.00

	2.	Applied under Section 4.07

		a.	Shortfalls in Investor Charge-Offs treated as Available Principal Collections	$0.00

		b.	Shortfalls in unpaid Monthly Servicing Fee	$0.00

		c.	Shortfalls in reimbursements of reductions of Scheduled Partial Amortization Amounts treated as Available Principal Collections	$0.00